(Form 7-2)

(Translation)

ANNUAL SECURITIES REPORT
(The Seventh Fiscal Year)
From:  October 1, 2000
To:  September 30, 2001

PUTNAM U.S. GOVERNMENT INCOME TRUST
(2276)

ANNUAL SECURITIES REPORT
(The Seventh Fiscal Year)
From:  October 1, 2000
To:  September 30, 2001

To:  Director-General of Kanto Local Finance Bureau

                                              Filing Date: March 18, 2002

Name of the Registrant Fund:                  PUTNAM U.S. GOVERNMENT INCOME
                                              TRUST

Name and Official Title of Representative     Charles E. Porter
of Trustees:                                  Executive Vice President

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U. S. A.

Name and Title of Attorney-in-fact:           Akihiro Wani
                                              Attorney-at-Law
                                              Signature [Akihiro Wani]
                                              ------------------------
                                                      (Seal)

Address or Location of Attorney-in-fact:      Mitsui, Yasuda, Wani & Maeda
                                              Akasaka 2.14 Plaza Bldg.
                                              14-32, Akasaka 2-chome
                                              Minato-ku, Tokyo 107-0052, Japan

Name of Liaison Contact:                      Akihiro Wani
                                              Attorneys-at-Law

Place of Liaison Contact:                     Mitsui, Yasuda, Wani & Maeda
                                              Akasaka 2.14 Plaza Bldg.
                                              14-32, Akasaka 2-chome
                                              Minato-k, Tokyo 107-0052, Japan

Phone Number:                                 03-3224-0020

Places where a copy of this Annual Securities Report is available for Public Inspection

Not applicable.

(Total number of pages of this Annual Securities Report is 75 including the front page)

C O N T E N T S
                                                   Japanese          This
                                                   Original         English
                                                                  Translation

I. DESCRIPTION OF THE FUND                           1                 1

1. GENERAL INFORMATION                               1                 1

2. INVESTMENT POLICY                                 5                 6

3. MANAGEMENT STRUCTURE                              8                13

4. INFORMATION CONCERNING THE EXERCISE
   OF RIGHTS BY SHAREHOLDERS, ETC.                  17                27


5. STATUS OF INVESTMENT PORTFOLIO                   19                31

II. OUTLINE OF THE FUND AND THE INVESTMENT
    MANAGEMENT COMPANY                              22                36

III. OUTLINE OF THE OTHER RELATED COMPANIES         55                68

IV. FINANCIAL CONDITIONS OF THE FUND                57                71


V. FINANCIAL CONDITIONS OF THE INVESTMENT
   MANAGEMENT COMPANY
   (Translated from the English source:
   omitted in English Translation)                 133                76

VI. SUMMARY OF INFORMATION CONCERNING
    FOREIGN INVESTMENT FUND SECURITIES             156                76

VII. REFERENCE INFORMATION                         156                76

Note 1:  The exchange rate of U.S. Dollars ("dollar" or "$") into
Japanese Yen is JPY132.90 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2002 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

Note 2: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into Japanese Yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounding up when necessary. As a result, in this report, there are cases in which Japanese Yen figures for the same information differ from each other.

Note 3: In this report, "fiscal year" refers to a year from October 1 to September 30 of the following year. However, the first fiscal year refers to a period from February 6, 1995 (Incorporation of the Fund) to September 30, 1995.

I. DESCRIPTION OF THE FUND

1. GENERAL INFORMATION

(A) Outline of Laws Regulating the Fund in the Jurisdiction Where
Established:

(1) Name of the Fund:  Putnam U.S. Government Income Trust (the "Fund")

(2) Form of the Fund

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund may offer classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.

(3) Governing Laws

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

b. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

c. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

d. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

e. The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

f. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

(B) Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

b. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

(C) Objectives and Basic Nature of the Fund:

Goal

The Fund seeks as high a level of current income as Investment
Management Company (as defined below) believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT BONDS

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities;

-- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds (a policy that cannot be changed without approval of the Fund's shareholders), and

--  have intermediate to long-term maturities (three years or longer).

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of this Fund's shares and the total return on your investment include:

-- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with longer maturities.

-- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

Investors can lose money by investing in the Fund. The Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(D) History of the Fund:

November 1, 1983:        Organization of the Fund as a Massachusetts
                         business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992:        Adoption of the Amended and Restated Agreement
                         and Declaration of Trust.

(E) Affiliated Companies of the Fund:

Names and related business of the affiliated companies of the Fund are as follows:

(1) Putnam Investment Management, LLC ("Investment Management Company") renders investment management services to the Fund.

(2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor
Servicing Agent") acts as Custodian and Investor Servicing Agent.

(3) Putnam Retail Management L.P. ("Principal Underwriter") engages in providing marketing services to the Fund.

(4) Kokusai Securities Co., Ltd. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.

                       Related Companies of the Fund

                                   Fund

                        Putnam U.S. Government Income Trust

                                Trustees               Investor
                            (Agreement and            Servicing
                          Declaration of Trust)       Agreement

Distibution                                           Custodian
Agreement                                             Agreement

Principal                                             Custodian
Underwriter                                           Investor Servicing
                                                      Agent

Putnam Retail Management                              Putnam Fiduciary
L.P.                                                  Trust Company

(acts as distributor)                                 (acts as custodian and
                                                      investor servicing
                                                      agent of the Fund)

Japan Dealer Sales
Agreement

            Agent Securities               Management Contract
            Company Agreement

Distributor in Japan                       Investment
Agent Company                              Management Company

Kokusai Securities Co., Ltd.               Putnam Investment Management, LLC

(forwarding of sales in Japan              (acts as investment manager of the
and rendering of service as                Fund and investment adviser
agent company)                             concerning the Fund's assets)

2. INVESTMENT POLICY

(A) What are the Fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt investments, and rising interest rates generally decrease the value of existing debt investments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give its issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. You may find it useful to compare the Fund's yield, which factors out the effect of premium investments, with its current dividend rate, which does not factor out that effect.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. Other bonds in which the Fund may invest are subject to varying degrees of risk. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid , mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

Frequent trading. We may buy or sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of U.S. federal income taxes payable by shareholders.

Investments in Miscellaneous Fixed-Income Securities. If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Mortgage Related and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Other investments. In addition to the main investment strategies described above, we may also make other types of investments, such as investments in zero-coupon bonds, which may be subject to other risks.

Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies. The Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(B) Restrictions of Investment:

Except as otherwise specifically designated, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

(4) Purchase or sell commodities or commodity contracts.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

(9) Purchase or sell options, or puts, calls, straddles, spreads or combinations thereof, except that the Fund may write covered call options with respect to any part or all of its portfolio securities and enter into closing purchase transactions with respect to such options.

(10) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Fundamental restrictions 6, 7 and 8 are by their terms inapplicable to U.S. Government Securities and consequently are not expected to have any significant effect on the operations of the Fund, since it is the Fund's fundamental policy to invest exclusively in U.S. Government Securities and repurchase agreements and forward commitments with respect to such securities.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The Fund may not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c).

(2) The Fund may write covered call options with respect to any part or all of its portfolio securities.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

(1) invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(2) borrow money in excess of 10% of the value of its total assets;

(3) make short sales of securities in excess of the Fund's net asset value; and

(4) together with other mutual funds managed by the Investment
Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

(C) Distribution Policy:

The Fund distributes net investment income monthly and any net realized capital gains annually. The payment to Japanese investors may be made until the end of each month by Kokusai.

3. MANAGEMENT STRUCTURE

(A) Outline of Management of Assets, etc.:

A. Valuation of assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of the Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value procedures approved by the Trustees. Liabilities are deducted from the total assets and resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.

B. Management Fee, etc.:

(1) Management Fee:

(a) Management and Agent Company Fees

Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million of average net assets, 0.4275% of the next $500 million of average net assets and 0.38% of any excess over $1.5 billion of such average net asset value.

For the fiscal years ending on September 30, 2001, 2000 and 1999 the Fund paid $12,106,702, $12,409,032 and $14,775,580, respectively as a management fee.

(b) Custodian Fee and Charges of the Investor Servicing Agent

Putnam Fiduciary Trust Company, the Fund's Custodian, is entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, are borne by the Fund.

The Fund pays to Putnam Investor Services, a division of Putnam
Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on September 30, 2001, the Fund paid
$3,756,920 as a custodian fee and investor servicing agent fee.

(c) Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management L.P. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management L.P. makes quarterly payments to Kokusai and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Kokusai and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Retail Management L.P. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Retail Management L.P. may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2001, the Fund paid fees under the distribution plan of $605,161 for Class M shares.

(d) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $37,571 for fiscal 2001 and the portion of total reimbursement for compensation and contributions was $31,299.

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund's other affairs and business.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Executive Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2001 and the fees paid to each Trustee by all of the Putnam funds during calendar 2001:




COMPENSATION TABLE

                                     Pension or        Estimated           Total
                       Aggregate     retirement        annual benefits     compensation
                       compensation  benefits accrued  from all            from all
                       from the      as part of        Putnam funds        Putnam
Trustees/Year          fund(1)       fund expenses     upon retirement(2)  funds(3)
---------------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (4)               $3,031         $  735           $100,000            $205,750
Hans H. Estin/
1972 (5)                2,245          1,519             97,904             109,000
Charles B. Curtis/
2001 (8)                  715             --            100,000              92,000
John A. Hill/
1985 (4) (7)            4,327          1,191            200,000                  --
Ronald J. Jackson/
1996 (4)                3,032            786            100,000             205,750
Paul L. Joskow/
1997 (4)                2,965            574            100,000             201,250
Elizabeth T. Kennan/
1992                    2,997          1,080            100,000             203,500
Lawrence J. Lasser/
1992 (6)                   --            547             92,500                 --
John H. Mullin, III/
1997 (4)                3,027            862            100,000             205,500
Robert E. Patterson/
1984                    3,017            537            100,000             204,750
George Putnam, III/
1984 (7)                3,612            501            150,000             249,750
A.J.C. Smith/
1986 (6)                   --          1,071             91,833                  --
W. Thomas Stephens/
1997 (4)                2,960            806            100,000             201,000
W. Nicholas Thorndike/
1992                    2,977          1,515            100,000             202,000

(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date.
For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2001.

(3) As of December 31, 2001, there were 123 funds in the Putnam family.

(4) Includes compensation deferred pursuant to a Trustee Compensation
Deferral Plan. The total amounts of deferred compensation payable by the Fund to Ms. Baxter, Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin and Mr. Stephens as of September 30, 2001 were $14,286; $24,390;
$14,544; $2,198; $8,508 and $6,232, respectively, including income earned on such amounts.

(5) Reflects retirement from the Board of Trustees of the Putnam funds on June 30, 2001.

(6) Commencing July 1, 2001, Marsh & McLennan Companies, Inc., compensates Mr. Lasser and Mr. Smith for their services as trustees.
The estimated annual retirement benefits and related fund expenses shown in this table for Messrs. Lasser and Smith reflect benefits earned under the Fund's retirement plan prior to that date.

(7) Includes additional compensation for services commencing July 1, 2001.

(8) Elected by the Board of Trustees effective July 1, 2001. The fund will not accrue expenses for Mr. Curtis' retirement and pension benefits until 2002.




Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

The Investment Management Company places all orders for purchases and sales of the Fund's portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1999, 2000 and 2001, the Fund paid $0, $0 and $0 in brokerage commissions, respectively. During fiscal 2001 the Fund did not pay any fee to brokers and dealers to recognize research, statistical and quotation services provided to the Investment Management Company and its affiliates.

For the fiscal year ending on September 30, 2001, the Fund paid
$11,860,451 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

C. Sales, Repurchases and Custody:

(1) Sales of Shares:

a. Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor' s completed buy order before the close of regular trading on the New York Stock Exchange for investors' shares to be bought at that day's offering price. Investors residing in the U.S. can buy shares.

You can buy shares:

Through a financial advisor. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.

Through systematic investing. Investors in the U.S. can make regular investments of $25 or more per month through automatic deductions from investors' bank checking or savings account. Application forms are available through investors' advisor or Putnam Investor Services at 1-800-225-1581.

Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic
Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

Investors may also complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the check and completed form to Putnam Investor Services.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Class M shares

--  Initial sales charge of up to 3.25%

--  Lower sales charge for investments of $50,000 or more

-- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

-- Lower annual expenses, and higher dividends, than Class B or Class C (not offered in Japan) shares because of lower 12b-1 fee

-- Higher annual expenses, and lower dividends, than Class A (not offered in Japan) shares because of higher 12b-1 fee

-- No conversion to Class A shares, so future 12b-1 fee does not decrease

Initial sales charges for Class M shares
------------------------------------------------------------------------------
Amount of purchase                    Class M sales charge as a percentage of:
at offering price($)                   Net amount invested   Offering price *
------------------------------------------------------------------------------
Under 50,000                                 3.36%                3.25%
50,000 but under 100,000                     2.30                 2.25
100,000 but under 250,000                    1.52                 1.50
250,000 but under 500,000                    1.01                 1.00
500,000 but under 1,000,000                  NONE                 NONE
1,000,000 and above                          NONE                 NONE
------------------------------------------------------------------------------
* Offering price includes sales charge.

Distribution (12b-1) plans. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M Shares to 0.50% of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of investors' investment.
The higher fees for Class M may cost investors more than paying the initial sales charge for Class A shares. Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 1999, 2000 and 2001, Putnam Retail Management L.P. received $811,406, $315,751 and $2,549,333, respectively, in sales charges for Class M shares, of which it retained $64,266, $24,479 and $198,608 respectively.

b. Sales in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management L.P., principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

(2) Repurchase of Shares:

a. Repurchase in the United States

Investors residing in the U.S. can sell investors' shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 15 calendar days after the purchase date.

Selling shares through investors' financial advisor. Investors' advisor must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange to receive that day's NAV, less any applicable deferred sales charge. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling shares directly to the Fund. Putnam Investor Services must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares investors want to sell, investors must include them along with completed stock power forms.

By telephone. Investors may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for investors' shares. The telephone redemption privilege may be modified or terminated without notice.

Selling shares by check. If investors would like to use a Fund's check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks for $250 or more payable to the order of anyone. When the check is presented for payment, the Fund will redeem a sufficient number of full and fractional shares in investors' account at that day's NAV to cover the amount of the check and any applicable deferred sales charge.

The use of checks is subject to the rules of investors' fund's designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine their account's value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors' shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

When will the fund pay investors? The Fund generally sends investors payment for investors' shares the business day after investors' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal securities laws.

Redemption by the Fund. If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without investors' permission and send investors the proceeds. The Fund may also redeem shares if investors own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

b. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

(3) Suspension of Repurchase:

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

(4) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Kokusai.

D. Miscellaneous:

(1) Duration and Liquidation:

Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

(2) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

(3) Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

(4) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of
Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(5) Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

(6) How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

"Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended September 30, 2001, the average annual total return for Class M shares of the Fund was 6.97%, 6.23%, and 5.93%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% for Class M shares. A deferred sales charge of up to 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge. Returns shown for Class M shares for periods prior to February 6, 1995 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 2001 was 4.83%.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

(B) Outline of Disclosure System:

(1) Disclosure in U.S.A.:

(i) Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

(ii) Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

a. Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

(ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

b. Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales
Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

(C) Restrictions on Transactions with Interested Parties:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4. INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.

(A) Rights of Shareholders and Procedures for Their Exercise:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with t the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(i) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(ii) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

(iii) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.

-- Reinvest all distributions in additional shares without a sales charge;

-- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

--  Receive all distributions in cash.

(iv) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(v) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.

(vi) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(vii) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein, in light of the circumstances, not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(B) Tax Treatment of Shareholders in Japan:

The tax treatment of Shareholders in Japan shall be as follows:

(1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U. S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in
a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

(4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.

(C) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(D) Agent in Japan:

Mitsui, Yasuda, Wani & Maeda
Akasaka 2.14 Plaza Bldg.
14-32, Akasaka 2-chome
Minato-ku, Tokyo 107-0052, Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Mitsui, Yasuda, Wani & Maeda
Akasaka 2.14 Plaza Bldg.
14-32, Akasaka 2-chome
Minato-ku, Tokyo 107-0052, Japan

(E) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

5. STATUS OF INVESTMENT FUND

(A) Diversification of Investment Portfolio

                                                       (As of January 31, 2002)
-------------------------------------------------------------------------------
Types of Assets         Name of Country       Total USD    Investment Ratio (%)
-------------------------------------------------------------------------------
U.S. Government
Agency Mortgages        United States        2,651,985,332                89.68
-------------------------------------------------------------------------------
U.S. Treasury
Obligations             United States           70,501,135                 2.38
-------------------------------------------------------------------------------
Cash, Deposit and Other
Assets (After deduction
of liabilities)                                234,759,865                 7.94
-------------------------------------------------------------------------------
Total                                        2,957,246,332               100.00
-------------------------------------------------------------------------------
(Net Asset Value)                     (JPY 393,018 million)
-------------------------------------------------------------------------------

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B) Results of Past Operations

(1) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2002 is as follows:

-------------------------------------------------------------------------------
                          Total Net Asset Value       Net Asset Value per Share
                     USD (thousands)   JPY (millions)     USD          JPY
-------------------------------------------------------------------------------
1st Fiscal Year          2,609            347            12.96        1,722
(September 30, 1995)
-------------------------------------------------------------------------------
2nd Fiscal Year          6,116            813            12.63        1,679
(September 30, 1996)
-------------------------------------------------------------------------------
3rd Fiscal Year          7,850          1,043            13.00        1,728
(September 30, 1997)
-------------------------------------------------------------------------------
4th Fiscal Year        163,076         21,673            13.25        1,761
(September 30, 1998)
-------------------------------------------------------------------------------
5th Fiscal Year        133,362         17,724            12.55        1,668
(September 30, 1999)
-------------------------------------------------------------------------------
6th Fiscal Year         95,090         12,637            12.52        1,664
(September 30, 2000)
-------------------------------------------------------------------------------
7th Fiscal Year        144,285         19,175            13.08        1,738
(September 30, 2001)
-------------------------------------------------------------------------------
2001 End of February   116,081         15,427            12.85        1,708
March                  130,957         17,404            12.84        1,706
April                  131,383         17,461            12.73        1,692
May                    132,106         17,557            12.75        1,694
June                   138,418         18,396            12.72        1,690
July                   140,250         18,639            12.93        1,718
August                 139,866         18,588            12.95        1,721
September              144,285         19,175            13.08        1,738
October                145,121         19,287            13.16        1,749
November               140,569         18,682            13.00        1,728
December               132,448         17,602            12.88        1,712
-------------------------------------------------------------------------------
2002 End of January    130,389         17,329            12.95        1,721
-------------------------------------------------------------------------------

Note: Operations of Class M Shares were commenced on February 6, 1995. Net asset value per share as of the end of February is $13.02.

(2) Record of Distributions Paid

-------------------------------------------------------------------------------
                                          Amount of Dividend paid per Share
Fiscal Year                               USD                          JPY
-------------------------------------------------------------------------------
1st Fiscal Year (2/6/95 - 9/30/95)        0.60                       79.74
-------------------------------------------------------------------------------
2nd Fiscal Year (10/1/95 - 9/30/96)       0.83                      110.31
-------------------------------------------------------------------------------
3rd Fiscal Year (10/1/96 - 9/30/97)       0.78                      103.66
-------------------------------------------------------------------------------
4th Fiscal Year (10/1/97 - 9/30/98)       0.80                      106.32
-------------------------------------------------------------------------------

5th Fiscal Year (10/1/98 - 9/30/99)       0.77                      102.00

-------------------------------------------------------------------------------
6th Fiscal Year (10/1/99 - 9/30/00)       0.76                      101.00
-------------------------------------------------------------------------------
7th Fiscal Year (10/1/00 - 9/30/01)       0.72                       95.69
-------------------------------------------------------------------------------

Note: Record of distribution paid during the period from February 1995 through March 2002 is as follows:

-------------------------------------------------------------------------------
          Ex-dividend  Dividend  NAV per    Ex-dividend   Dividend  NAV per
Year      Date         ($)       Share ($)  Date          ($)       Share ($)
-------------------------------------------------------------------------------
1995      --           --        --         Jul. 5        0.074     12.83
          Feb.6        0.074     12.29      Aug. 7        0.074     12.71
          Mar. 6       0.076     12.34      Sep. 5        0.074     12.84
          Apr. 5       0.074     12.47      Oct. 5        0.073     12.91
          May 5        0.076     12.69      Nov. 6        0.072     12.97
          Jun. 5       0.075     12.89      Dec. 6        0.072     13.05
-------------------------------------------------------------------------------
1996      Jan. 5       0.072     13.09      Jul. 5        0.065     12.39
          Feb. 5       0.072     13.11      Aug. 5        0.065     12.66
          Mar. 8       0.070     12.70      Sep. 6        0.064     12.42
          Apr. 8       0.070     12.59      Oct. 7        0.064     12.68
          May 6        0.068     12.46      Nov. 5        0.064     12.80
          Jun. 7       0.066     12.44      Dec. 6        0.064     12.84
-------------------------------------------------------------------------------
1997      Jan. 8       0.064     12.73      Jul. 11       0.066     12.90
          Feb. 7       0.065     12.82      Aug. 11       0.067     12.85
          Mar. 7       0.065     12.75      Sep. 10       0.066     12.86
          Apr. 8       0.064     12.57      Oct. 10       0.066     12.93
          May 12       0.064     12.73      Nov. 10       0.067     12.96
          Jun. 10      0.066     12.78      Dec. 10       0.070     13.01
-------------------------------------------------------------------------------
1998      Jan. 12      0.068     13.12      Jul. 10       0.066     13.03
          Feb. 10      0.067     13.03      Aug. 10       0.066     13.01
          Mar. 10      0.067     13.01      Sep. 11       0.066     13.10
          Apr. 13      0.066     12.99      Oct. 12       0.066     13.08
          May 11       0.066     12.97      Nov. 10       0.066     13.02
          Jun. 10      0.066     13.04      Dec. 10       0.066     13.08
-------------------------------------------------------------------------------
1999      Jan. 11      0.066     13.01      Jul. 12       0.063     12.61
          Feb. 10      0.063     13.00      Aug. 10       0.063     12.23
          Mar. 10      0.063     12.87      Sep. 10       0.063     12.48
          Apr. 12      0.063     12.93      Oct. 11       0.064     12.45
          May 10       0.063     12.82      Nov. 10       0.063     12.50
          Jun. 10      0.063     12.56      Dec. 10       0.063     12.49
-------------------------------------------------------------------------------
2000      Jan. 10      0.064     12.20      Jul. 10       0.064     12.37
          Feb. 10      0.063     12.08      Aug. 10       0.063     12.47
          Mar. 10      0.064     12.18      Sep. 11       0.063     12.44
          Apr. 10      0.063     12.37      Oct. 10       0.063     12.47
          May 10       0.063     12.11      Nov. 10       0.063     12.48
          Jun. 12      0.063     12.32      Dec. 8        0.064     12.66
-------------------------------------------------------------------------------
2001      Jan. 10      0.063     12.79      Jul. 10       0.057     12.75
          Feb. 12      0.063     12.78      Aug. 10       0.057     12.88
          Mar. 12      0.064     12.79      Sep. 10       0.057     12.92
          Apr. 10      0.057     12.76      Oct. 10       0.057     13.01
          May 10       0.057     12.74      Nov. 12       0.057     13.04
          Jun. 11      0.057     12.75      Dec. 11       0.057     12.83
-------------------------------------------------------------------------------
2002      Jan. 10      0.057     12.89      Jul.
          Feb. 11      0.057     12.97      Aug.

          Mar. 11      0.057     12.81      Sep.

          Apr.                              Oct.
          May                               Nov.
          Jun.                              Dec.
-------------------------------------------------------------------------------

(C) Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

-------------------------------------------------------------------------------
                      Number of         Number of Shares          Number of
                     Shares Sold          Repurchased        Outstanding Shares
-------------------------------------------------------------------------------
1st Fiscal Year         217,478                 16,150                 201,328
(2/6/95-9/30/95)             (0)                    (0)                     (0)
-------------------------------------------------------------------------------
2nd Fiscal Year         509,261                226,315                 484,274
(10/1/95-9/30/96)            (0)                    (0)                     (0)
-------------------------------------------------------------------------------
3rd Fiscal Year         702,884                583,426                 603,732
(10/1/96-9/30/97)            (0)                    (0)                     (0)
-------------------------------------------------------------------------------
4th Fiscal Year      19,422,018              7,720,736              12,305,014
(10/1/97-9/30/98)   (18,344,600)            (7,230,200)            (11,114,400)
-------------------------------------------------------------------------------
5th Fiscal Year       2,833,549              4,509,265              10,629,298
(10/1/98-9/30/99)    (1,710,900)            (3,635,550)             (9,189,750)
-------------------------------------------------------------------------------
6th Fiscal Year       1,584,348              4,620,645               7,593,001
(10/1/99-9/30/00)      (679,000)            (3,497,820)             (6,370,930)
-------------------------------------------------------------------------------
7th Fiscal Year       8,761,170              5,324,572              11,029,599
(10/1/00-9/30/01)    (5,822,700)            (3,425,670)             (8,767,960)
-------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

II. OUTLINE OF THE FUND AND INVESTMENT MANAGEMENT COMPANY

1. Outline of the Fund

(A) Law of Place of Incorporation

The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on November 1, 1983.

Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

The Fund is an open-end, diversified management company under the Investment Company Act of 1940.

(B) Outline of the Supervisory Authority

Refer to I - l (B) Outline of the Supervisory Authority.

(C) Purpose of the Fund

The Fund seeks as high a level of current income as the Investment Management Company believes is consistent with preservation of capital.

(D) History of the Fund

November 1, 1983:  Organization of the Fund as a Massachusetts business trust.  Adoption of the Agreement and Declaration of Trust.

January 10, 1992:  Adoption of the Amended and Restated Agreement and
                   Declaration of Trust.

(E) Amount of Capital Stock

Not applicable.

(F) Structure of the management of the Fund

The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein
(v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940 or otherwise required by law, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

(G) Information Concerning Major Shareholders

Not applicable.

(H) Information Concerning Directors, Officers and Employees

(1)  Trustees and Officers of the Fund                 (as of January 31, 2002)
-------------------------------------------------------------------------------
                     Office and                                       Shares
Name                   Title                   Resume                  Owned
-------------------------------------------------------------------------------
George Putnam, III    President      present: President: New
                      and Trustee    Generation Research, Inc.
                                     and New Generation Advisers,
                                     Inc. Director: The Boston
                                     Family Office, L.L.C.            2,402.086
-------------------------------------------------------------------------------
John A. Hill          Chairman and   present: Vice-Chairman and
                      Trustee        Managing Director: First
                                     Reserve Corporation.
                                     Director:  Devon Energy
                                     Corporation, TransMontaigne
                                     Oil Company, Continuum Health
                                     Partners of New York, Sarah
                                     Lawrence College and various
                                     private companies owned by
                                     First Reserve Corporation.         613.791
-------------------------------------------------------------------------------
Jameson A. Baxter     Trustee        present: President, Baxter
                                     Associates, Inc. Director:
                                     ASHTA Chemicals, Inc., Banta
                                     Corporation and Ryerson Tull,
                                     Inc., National Center for
                                     Nonprofit Boards. Chairman
                                     Emeritus:  Board of Trustees,
                                     Mount Holyoke College.             166.105
-------------------------------------------------------------------------------
Charles B. Curtis     Trustee        present: President and Chief
                                     Operating Officer: Nuclear
                                     Threat Initiative. Member:
                                     Department of Defense's Policy
                                     Board, the Council on Foreign
                                     Relations, the Electric Power
                                     Research Institute Advisory
                                     Council, the Board of Directors
                                     of the Gas Technology Institute,
                                     the University of Chicago Board
                                     of Governors for Argonne National
                                     Laboratory, the Board of Directors
                                     of EG&G Technical Services, Inc.
                                     and the Environment and Natural
                                     Resources Program Steering
                                     Committee, John F. Kennedy School
                                     of Government, Harvard University.
                                     Senior Advisor: United Nations
                                     Foundation.                        103.131
-------------------------------------------------------------------------------
Ronald J. Jackson     Trustee        present: Former Chairman,
                                     President and Chief Executive
                                     Officer: Fisher-Price, Inc.        166.405
-------------------------------------------------------------------------------
Paul. L. Joskow       Trustee        present: Elizabeth and James
                                     Killian Professor of Economics
                                     and Management and Director of
                                     Center for Energy and Environmental
                                     Policy Research, Massachusetts
                                     Institute of Technology.
                                     Director: National Grid Group,
                                     State Farm Indemnity Company and
                                     Whitehead Institute for Biomedical
                                     Research. President: Yale
                                     University Council.                146.040
-------------------------------------------------------------------------------
Elizabeth T. Kennan   Trustee        present: President Emeritus:
                                     Mount Holyoke College. Director:
                                     Northeast Utilities, Talbots and
                                     Cambus-Kenneth Bloodstock.
                                     Trustee: Centre College.           291.751
-------------------------------------------------------------------------------
Lawrence J. Lasser    Trustee and    present: President Chief Executive
                      Vice President Officer and Director: Putnam
                                     Investments, LLC and Putnam
                                     Investment Management, LLC.
                                     Director:  Marsh & McLennan
                                     Companies, Inc. and United Way
                                     of Massachusetts Bay.
                                     Member: Board of Governors of
                                     the Investment Company Institute
                                     and the CareGroup Board of
                                     Managers Investment Committee,
                                     the Council on Foreign Relations,
                                     and the Commercial Club of Boston.
                                     Trustee: Museum of Fine Arts,
                                     Boston. Trustee and Member: Finance
                                     and Executive Committees of the
                                     Beth Israel Deaconess Medical
                                     Center, Boston.                    188.948
-------------------------------------------------------------------------------
John H. Mullin, III   Trustee        present: Chairman and CEO:
                                     Ridgeway Farm. Director: Alex.
                                     Brown Realty, Inc., The Liberty
                                     Corporation and Progress
                                     Energy, Inc.                       496,106
-------------------------------------------------------------------------------
Robert E. Patterson   Trustee        present: Former President
                                     and Trustee: Cabot Industrial
                                     Trust. Director: Brandywine
                                     Trust Company.                   1,200.097
-------------------------------------------------------------------------------
A.J.C. Smith          Trustee        present: Director: Marsh &
                                     McLennan Companies, Inc.
                                     and Trident Corp.                  861.265
-------------------------------------------------------------------------------
W. Thomas Stephens    Trustee        present: Former President and
                                     Chief Executive Officer:
                                     MacMillan Bloedel, Ltd.
                                     Chairman:  Mail-Well. Director:
                                     Qwest Communications, Xcel Energy
                                     Inc., Trans Canada Pipeliners and
                                     Norske Skog Canada Ltd.            131.469
-------------------------------------------------------------------------------
W. Nicholas Thorndike Trustee        present: Director: various
                                     corporations and charitable
                                     organizations, including
                                     Courier Corporation, and
                                     Providence Journal Co.
                                     Trustee: Northeastern University.
                                     Honorary Trustee:Massachusetts
                                     General Hospital                   188.948
-------------------------------------------------------------------------------
Charles E. Porter     Executive Vice present: Managing Director:
                      President,     Putnam Investments, LLC and
                      Treasurer and  Putnam Management.
                      Principal
                      Financial
                      Officer                                                 0
-------------------------------------------------------------------------------
Patricia C. Flaherty  Senior Vice    present: Senior Vice
                      President      President:  Putnam Investments,
                                     LLC and Putnam Management                0
-------------------------------------------------------------------------------
Richard A. Monaghan   Vice President present: Managing Director:
                                     Putnam Investments, LLC,
                                     Putnam Management and
                                     Putnam Retail Management L.P.            0
-------------------------------------------------------------------------------
Gordon H. Silver      Vice President present: Senior Managing
                                     Director: Putnam Investments,
                                     LLC and Putnam Management                0
-------------------------------------------------------------------------------
Ian C. Ferguson       Vice President present: Senior Managing
                                     Director: Putnam Investments,
                                     LLC and Putnam Management                0
-------------------------------------------------------------------------------
Brett C. Browchuk     Vice President present: Managing Director:
                                     Putnam Investments, LLC
                                     and Putnam Management                    0
-------------------------------------------------------------------------------
Richard G. Leibovitch Vice President present: Managing Director:
                                     Putnam Investments, LLC
                                     and Putnam Management                    0
-------------------------------------------------------------------------------
Kevin M. Cronin       Vice President present: Managing Director:
                                     Putnam Management                        0
-------------------------------------------------------------------------------
Stephen Oristaglio    Vice President present: Managing Director:
                                     Putnam Management                        0
-------------------------------------------------------------------------------
John R. Verani        Vice President present: Senior Vice President:
                                     Putnam Investments, LLC
                                     and Putnam Management                    0
-------------------------------------------------------------------------------
Michael T. Healy      Assistant      present: Managing Director:
                      Treasurer and  Putnam Investments, LLC and
                      Principal      Putnam Management
                      Accountng
                      Officer                                                 0
-------------------------------------------------------------------------------
Mary A. Eaton         Associate      present: N.A.
                      Treasurer and
                      Assistant
                      Clerk                                                   0
-------------------------------------------------------------------------------
Judith Cohen          Clerk          present: N.A.                            0
-------------------------------------------------------------------------------
Wanda M McManus       Assistant      present: N.A.
                      Clerk                                                   0
-------------------------------------------------------------------------------
Joanne M. Neary       Assistant      present: N.A.
                      Clerk                                                   0
-------------------------------------------------------------------------------

(2) Employees of the Fund

The Fund does not have any employees.

(H) Information Concerning Directors, Officers and Employees

(1) Trustees and Officers of the Trust        (as of the end of December, 2001)
-------------------------------------------------------------------------------
                     Office and                                       Shares
Name                   Title                   Resume                  Owned
-------------------------------------------------------------------------------
George Putnam, III    President      present: President: New
                      and Trustee    Generation Research, Inc.
                                     and New Generation Advisers,
                                     Inc. Director: The Boston
                                     Family Office, L.L.C.            2,402.086
-------------------------------------------------------------------------------
John A. Hill          Chairman       present: Vice-Chairman and
                      and Trustee    Managing Director: First
                                     Reserve Corporation. Director:
                                     Devon Energy Corporation,
                                     TransMontaigne Oil Company,
                                     Continuum Health Partners of
                                     New York, Sarah Lawrence College
                                     and various private companies
                                     owned by First Reserve
                                     Corporation.                       613.791
-------------------------------------------------------------------------------
Jameson A. Baxter     Trustee        present: President: Baxter
                                     Associates, Inc. Director:
                                     ASHTA Chemicals, Inc., Banta
                                     Corporation, Ryerson Tull, Inc.
                                     and Advocate Health Care and
                                     the National Center for Nonprofit
                                     Boards. Chairman Emeritus:
                                     Board of Trustees, Mount Holyoke
                                     College.                           166.105
-------------------------------------------------------------------------------
Charles B. Curtis     Trustee        present: President and Chief
                                     Operating Officer: Nuclear
                                     Threat Initiative. Member:
                                     Department of Defense's Policy
                                     Board, the Council on Foreign
                                     Relations, the Electric Power
                                     Research Institute Advisory
                                     Council, the Board of Directors
                                     of the Gas Technology Institute,
                                     the University of Chicago Board
                                     of Governors for Argonne National
                                     Laboratory, the Board of Directors
                                     of EG&G Technical Services, Inc.
                                     and the Environment and Natural
                                     Resources Program Steering
                                     Committee, John F. Kennedy School
                                     of Government, Harvard University.
                                     Senior Advisor:  United Nations
                                     Foundation.                        103.131
-------------------------------------------------------------------------------
Ronald J. Jackson     Trustee        present: Former Chairman,
                                     President and Chief Executive
                                     Officer: Fisher-Price, Inc.        166.405
-------------------------------------------------------------------------------
Paul L. Joskow        Trustee        present: Elizabeth and James
                                     Killian Professor of Economics
                                     and Management and Director
                                     of Center for Energy and
                                     Environmental Policy Research,
                                     Massachusetts Institute of
                                     Technology. Director: National
                                     Grid Group, State Farm Indemnity
                                     Company and the Whitehead
                                     Institute for Biomedical
                                     Research President: Yale
                                     University Council.                146.040
-------------------------------------------------------------------------------
Elizabeth T. Kennan   Trustee        present: President Emeritus:
                                     Mount Holyoke College. Director:
                                     Northeast Utilities, Talbots and
                                     Cambus-Kenneth Bloodstock.
                                     Trustee: Centre College.           291.751
-------------------------------------------------------------------------------
Lawrence J. Lasser    Trustee and    present: President Chief
                      Vice President Executive Officer and Director:
                                     Putnam Investments, LLC and
                                     Putnam Investment Management, LLC.
                                     Director: Marsh & McLennan
                                     Companies, Inc. and United Way of
                                     Massachusetts Bay. Member: Board
                                     of Governors of the Investment
                                     Company Institute and the
                                     CareGroup Board of Managers
                                     Investment Committee, the Council
                                     on Foreign Relations, and the
                                     Commercial Club of Boston.
                                     Trustee:  Museum of Fine Arts,
                                     Boston. Trustee and Member:
                                     Finance and Executive Committees
                                     of the Beth Israel Deaconess
                                     Medical Center, Boston.            188.948
-------------------------------------------------------------------------------
John H. Mullin, III   Trustee        present: Chairman and CEO:
                                     Ridgeway Farm. Director:
                                     Alex. Brown Realty Inc.,
                                     The Liberty Corporation and
                                     Progress Energy, Inc.              496.106
-------------------------------------------------------------------------------
Robert E. Patterson   Trustee        present: Former President and
                                     Trustee: Cabot Industrial Trust.
                                     Director: Brandywine Trust
                                     Company.                         1,200.097
-------------------------------------------------------------------------------
A.J.C. Smith          Trustee        present: Director: Marsh &
                                     McLennan Companies, Inc.
                                     and Trident Corp.                  861.265
-------------------------------------------------------------------------------
W. Thomas Stephens    Trustee        present: Former President and
                                     Chief Executive Officer:
                                     MacMillian Bloedel Ltd.
                                     Chairman:  Mail-Well.
                                     Director:  Qwest Communications,
                                     Xcel Energy Inc., Trans Canada
                                     Pipeliners and Norske Skog
                                     Canada Ltd.                        131.469
-------------------------------------------------------------------------------
W. Nicholas Thorndike Trustee        present: Director: various
                                     corporations and charitable
                                     organizations, including
                                     Courier Corporation and
                                     Providence Journal Co.
                                     Trustee:  Northeastern University.
                                     Honorary Trustee: Massachusetts
                                     General Hospital.                  188.948
-------------------------------------------------------------------------------
Charles E. Porter     Executive      present: Managing Director:
                      Vice           Putnam Investments, LLC and
                      President,     Putnam Management.
                      Treasurer and
                      Principal
                      Financial
                      Officer                                                 0
-------------------------------------------------------------------------------
Patricia C. Flaherty  Senior Vice    present: Senior Vice President:
                      President      Putnam Investments, LLC and
                                     Putnam Management                        0
-------------------------------------------------------------------------------
Richard A. Monaghan   Vice President present: Managing Director:
                                     Putnam Investments, LLC,
                                     Putnam Management and
                                     Putnam Retail Management                 0
-------------------------------------------------------------------------------
Gordon H. Silver      Vice President present: Senior Managing
                                     Director: Putnam Investments,
                                     LLC. and Putnam Management               0
-------------------------------------------------------------------------------
Ian C. Ferguson       Vice President present: Senior Managing Director:
                                     Putnam Investments, LLC
                                     and Putnam Management                    0
-------------------------------------------------------------------------------
Brett C. Browchuk     Vice President present: Managing Director:
                                     Putnam Investments, LLC
                                     and Putnam Management                    0
-------------------------------------------------------------------------------
Richard G. Leibovitch Vice President present: Managing Director:
                                     Putnam Investments, LLC
                                     and Putnam Management
-------------------------------------------------------------------------------
Kevin M. Cronin       Vice President present: Managing Director:
                                     Putnam Management                        0
-------------------------------------------------------------------------------
Stephen Oristaglio    Vice President present: Managing Director:
                                     Putnam Management                        0
-------------------------------------------------------------------------------
John R. Verani        Vice President present: Senior Vice President:
                                     Putnam Investments, LLC and
                                     Putnam Management                        0
-------------------------------------------------------------------------------
Michael T. Healy      Assistant      present: Managing Director:
                      Treasurer and  Putnam Investments, LLC and
                      Principal      Putnam Management
                      Accounting
                      Officer                                                 0
-------------------------------------------------------------------------------
Mary A. Eaton         Associate      present: N/A
                      Treasurer and
                      Assistant Clerk                                         0
-------------------------------------------------------------------------------
Judith Cohen          Clerk          present: N/A                             0
-------------------------------------------------------------------------------
Wanda M. McManus      Assistant      present: N/A
                      Clerk                                                   0
-------------------------------------------------------------------------------
Joanne M. Neary       Assistant      present: N/A
                      Clerk                                                   0
-------------------------------------------------------------------------------

(I) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(J) Miscellaneous

(1) Changes of Trustees and Officers

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

(2) Amendment to the Agreement and Declaration of Trust

Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

(3) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Fund has occurred which is required to be disclosed and has not been disclosed. The fiscal year end of the Fund is September 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Outline of the Investment Management Company

(A) Law of Place of Incorporation

Putnam Investment Management, LLC is organized as a limited liability company under the laws of the state of Delaware. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C) Purpose of the Investment Management Company

Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D) History of the Investment Management Company

The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $309 billion in assets in over 14 million shareholder accounts at January 31, 2002. An affiliate, The Putnam Advisory Company, LLC., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

Putnam Investment Management, LLC, Putnam Retail Management L.P. and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E) Amount of Capital(as of January 31, 2002)

1. Amount of Capital: 147,254,687

2. Number of authorized shares of capital stock: 1,000

3. Number of outstanding shares of capital stock: 1,000

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

-------------------------------------------------------------------------------
                                           Amount of Capital
Year                                 (Total Stockholders' Equity)
-------------------------------------------------------------------------------
End of 1997                                   $48,617,160
End of 1998                                  $425,782,007
End of 1999                                  $198,676,287
End of 2000                                  $209,635,521
End of 2001                                  $170,497,323
-------------------------------------------------------------------------------

(F) Structure of the Management of the Investment Management Company

The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company's Fixed Income Investments Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly. The Fund pays Putnam Investment Management, LLC a quarterly management fee for these services based on the Fund's average net assets. The Fund paid Putnam Investment Management, LLC a management fee of 0.44% of average net assets for the Fund's last fiscal year.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

Putnam Management's Core Fixed Income Team has primary responsibility, and its members have joint responsibility, for the day-to-day management of the Fund's portfolio:

(G) Information Concerning Major Stockholders

As of January 31, 2002, all the outstanding interests of the Investment Management Company were owned by Putnam Investments, LLC. See subsection D above.

(H) Information Concerning Officers and Employees

The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

List of Officers and Directors of Putnam Investment Management, LLC.

                                              (as of the end of December, 2001)

                             Position with
                           Putnam Investment
    Name                    Management, LLC      Other Business Affiliation
-------------------------------------------------------------------------------
  1. Lasser, Lawrence J.    President and
                            Director, CEO
-------------------------------------------------------------------------------
  2. Silver, Gordon H.      Director and Senior   Director of Putnam Fiduciary
                            Managing Director     Trust Company and Senior
                                                  Managing Director of Putnam
                                                  Retail Management L.P.
-------------------------------------------------------------------------------
  3. Ferguson, Tim          Director and Senior
                            Managing Director
-------------------------------------------------------------------------------
  4. Esteves, Irene M.      Senior Managing       Director, Senior Managing
                            Director and Chief    Director and Treasurer of
                            Financial Officer     Putnam Fiduciary Trust
                                                  Company and Senior Managing
                                                  Director of Putnam Retail
                                                  Management L.P.
-------------------------------------------------------------------------------
  5. Oristaglio, Stephen    Senior Managing
                           Director
-------------------------------------------------------------------------------
  6. Anderson, Blake E.     Managing Director
-------------------------------------------------------------------------------
  7. Boselli, John A.       Managing Director
-------------------------------------------------------------------------------
  8. Browchuk, Brett C.     Managing Director
                           and Chief Operating
                           Officer
-------------------------------------------------------------------------------
  9. Byrne, Joshua L.       Managing Director
-------------------------------------------------------------------------------
 10. Cotner, C. Beth        Managing Director
-------------------------------------------------------------------------------
 11. Cronin, Kevin M.       Managing Director     Managing Director of Putnam
                                                  Fiduciary Trust Company
-------------------------------------------------------------------------------
 12. D'Alelio, Edward H.    Managing Director
-------------------------------------------------------------------------------
 13. Elavia, Tony H.        Managing Director
-------------------------------------------------------------------------------
 14. Gillis, Roland         Managing Director
-------------------------------------------------------------------------------
 15. Gorman, Stephen A.     Managing Director
-------------------------------------------------------------------------------
 16. Haslett, Thomas R.     Managing Director
-------------------------------------------------------------------------------
 17. Holding, Pamela        Managing Director
-------------------------------------------------------------------------------
 18. Jacobs, Jerome J.      Managing Director
-------------------------------------------------------------------------------
 19. Joseph, Joseph P.      Managing Director
-------------------------------------------------------------------------------
 20. Kamshad, Omid          Managing Director
-------------------------------------------------------------------------------
 21. King, David L.         Managing Director
-------------------------------------------------------------------------------
 22. Kohli, D. William      Managing Director
-------------------------------------------------------------------------------
 23. Kuenstner, Deborah F.  Managing Director
-------------------------------------------------------------------------------
 24. Landes, William J.     Managing Director
-------------------------------------------------------------------------------
 25. Leibovitch, Richard G. Managing Director
-------------------------------------------------------------------------------
 26. Lindsey, Jeffrey R.    Managing Director
-------------------------------------------------------------------------------
 27. MacElwee, Jones,       Managing Director
     Elizabeth M.
-------------------------------------------------------------------------------
 28. Makino, Shigeki        Managing Director
-------------------------------------------------------------------------------
 29. Maloney, Kevin J.      Managing Director
-------------------------------------------------------------------------------
 30. Martino, Michael       Managing Director     Managing Director of Putnam
                                                  Fiduciary Trust Company and
                                                  Putnam Retail Management L.P.
-------------------------------------------------------------------------------
 31. Memani, Krishna K.     Managing Director
-------------------------------------------------------------------------------
 32. Miller, Daniel L.      Managing Director
-------------------------------------------------------------------------------
 33. Moore, Colin           Managing Director
-------------------------------------------------------------------------------
 34. Morgan, Kelly A.       Managing Director
-------------------------------------------------------------------------------
 35. Morris, Dirk           Managing Director
-------------------------------------------------------------------------------
 36. Mufson, Michael J.     Managing Director
-------------------------------------------------------------------------------
 37. Mullin, Hugh H.        Managing Director
-------------------------------------------------------------------------------
 38. Nagashima, Toshio      Managing Director     Managing Director of Putnam
                                                  Retail Management L.P.
-------------------------------------------------------------------------------
 39. Peacher, Stephen C.    Managing Director
-------------------------------------------------------------------------------
 40. Porter, Charles E.     Managing Director
-------------------------------------------------------------------------------
 41. Price, Quintin I.      Managing Director
-------------------------------------------------------------------------------
 42. Reilly, Thomas V.      Managing Director
-------------------------------------------------------------------------------
 43. Sai,Yumiko             Managing Director
-------------------------------------------------------------------------------
 44. Scott, Justin M.       Managing Director     Managing Director of Putnam
                                                  Fiduciary Trust Company
-------------------------------------------------------------------------------
 45. Shadek Jr., Edward T.  Managing Director
-------------------------------------------------------------------------------
 46. Smith Jr., Leo J.      Managing Director
-------------------------------------------------------------------------------
 47. Smith, Margaret D.     Managing Director
-------------------------------------------------------------------------------
 48. Sorensen, Eric H.      Managing Director
-------------------------------------------------------------------------------
 49. Sullivan, William J.   Managing Director
-------------------------------------------------------------------------------
 50. Swift, Robert          Managing Director
-------------------------------------------------------------------------------
 51. Thomsen, Rosemary H.   Managing Director     Managing Director of Putnam
                                                  Fiduciary Trust Company
-------------------------------------------------------------------------------
 52. Waldman, David L.      Managing Director
                            Chief Financial
                            Officer
-------------------------------------------------------------------------------
 53. Warren, Paul C.        Managing Director
-------------------------------------------------------------------------------
 54. Weiss, Manuel          Managing Director
-------------------------------------------------------------------------------
 55. Wetlaufer, Eric M.     Managing Director
-------------------------------------------------------------------------------
 56. Woolverton, William H. Managing Director     Managing Director of Putnam
                                                  Retail Management L.P.
-------------------------------------------------------------------------------
 57. Allansmith, Lauren L.  Senior Vice President
-------------------------------------------------------------------------------
 58. Arends, Michael K.     Senior Vice President
-------------------------------------------------------------------------------
 59. Atkin, Michael J.      Senior Vice President
-------------------------------------------------------------------------------
 60. Augustine, Jeffrey B.  Senior Vice President
-------------------------------------------------------------------------------
 61. Bakshi, Manjit S.      Senior Vice President
-------------------------------------------------------------------------------
 62. Bamford, Dolores       Senior Vice President
     Snyder
-------------------------------------------------------------------------------
 63. Andrew R. Barker       Senior Vice President
-------------------------------------------------------------------------------
 64. Bay, Fabrice           Senior Vice President
-------------------------------------------------------------------------------
 65. Bell, Carl D.          Senior Vice President
-------------------------------------------------------------------------------
 66. Block, Richard L.      Senior Vice President
-------------------------------------------------------------------------------
 67. Bloemker, Rob A.       Senior Vice President
-------------------------------------------------------------------------------
 68. Bray, Jeffrey M.       Senior Vice President
-------------------------------------------------------------------------------
 69. Bui, Tinh D.           Senior Vice President
-------------------------------------------------------------------------------
 70. Bukovac, Ronald J.     Senior Vice President
-------------------------------------------------------------------------------
 71. Burke, Andrea          Senior Vice President
-------------------------------------------------------------------------------
 72. Burns, Cheryl A.       Senior Vice President
-------------------------------------------------------------------------------
 73. Clark, Dana F.         Senior Vice President
-------------------------------------------------------------------------------
 74. Davis, Simon           Senior Vice President
-------------------------------------------------------------------------------
 75. DeRoche, William H.    Senior Vice President
-------------------------------------------------------------------------------
 76. Depew, David G.        Senior Vice President
-------------------------------------------------------------------------------
 77. Dexter, Stephen P.     Senior Vice President
-------------------------------------------------------------------------------
 78. Divney, Kevin M.       Senior Vice President Senior Vice President of
                                                  Putnam Retail Management L.P.
-------------------------------------------------------------------------------
 79. Doerr, Kenneth J.      Senior Vice President
-------------------------------------------------------------------------------
 80. Doherty, Brian F.      Senior Vice President
-------------------------------------------------------------------------------
 81. Eigerman, Nathan W.    Senior Vice President
-------------------------------------------------------------------------------
 82. England, Richard B.    Senior Vice President
-------------------------------------------------------------------------------
 83. Falvey, Jr., James M.  Senior Vice President
-------------------------------------------------------------------------------
 84. Ferry, John A.         Senior Vice President
-------------------------------------------------------------------------------
 85. Flaherty, Patricia C.  Senior Vice President Senior Vice President of
                                                  Putnam Retail Management L.P.
-------------------------------------------------------------------------------
 86. Fleisher, Peter M.     Senior Vice President
-------------------------------------------------------------------------------
 87. Francis, Jonathan H.   Senior Vice President
-------------------------------------------------------------------------------
 88. Fraser, Henrietta      Senior Vice President
-------------------------------------------------------------------------------
 89. Geer, Bartlett R.      Senior Vice President
-------------------------------------------------------------------------------
 90. Graham, Andrew         Senior Vice President
-------------------------------------------------------------------------------
 91. Grant, Peter J.        Senior Vice President Senior Vice President of
                                                  Putnam Fiduciary Trust
                                                  Company
-------------------------------------------------------------------------------
 92. Grim, Daniel J.        Senior Vice President
-------------------------------------------------------------------------------
 93. Haagensen, Paul E.     Senior Vice President
-------------------------------------------------------------------------------
 94. Hadas, Edward          Senior Vice President
-------------------------------------------------------------------------------
 95. Hadden, Peter J.       Senior Vice President
-------------------------------------------------------------------------------
 96. Halperin, Matthew C.   Senior Vice President
-------------------------------------------------------------------------------
 97. Hamlin, David E.       Senior Vice President
-------------------------------------------------------------------------------
 98. Healey, Deborah R.     Senior Vice President
-------------------------------------------------------------------------------
 99. Hijink, Hendrik W.     Senior Vice President
-------------------------------------------------------------------------------
100. Hill, Kelli K.         Senior Vice President
-------------------------------------------------------------------------------
101. Hoey, Thomas J.        Senior Vice President Senior Vice President of
                                                  Putnam Retail Management L.P.
-------------------------------------------------------------------------------
102. Kaufman, Jeffrey       Senior Vice President
-------------------------------------------------------------------------------
103. Kay, Karen R.          Senior Vice President Clerk, Director and Senior
                                                  Vice President of Putnam
                                                  Fiduciary Trust Company
-------------------------------------------------------------------------------
104. Kea, Robert J.         Senior Vice President
-------------------------------------------------------------------------------
105. Kellerman, John L.     Senior Vice President
-------------------------------------------------------------------------------
106. Kelley, Geoffrey G.    Senior Vice President
-------------------------------------------------------------------------------
107. Kennedy, Catherine A.  Senior Vice President
-------------------------------------------------------------------------------
108. King, William P.       Senior Vice President
-------------------------------------------------------------------------------
109. Kirson, Steven L.      Senior Vice President
-------------------------------------------------------------------------------
110. Knight, Jeffrey L.     Senior Vice President
-------------------------------------------------------------------------------
111. Korn, Karen R.         Senior Vice President
-------------------------------------------------------------------------------
112. Lannum III, Coleman N. Senior Vice President
-------------------------------------------------------------------------------
113. Lewis, Craig S.        Senior Vice President
-------------------------------------------------------------------------------
114. Lode, Geirulv          Senior Vice President
-------------------------------------------------------------------------------
115. Malak, Saba S.         Senior Vice President
-------------------------------------------------------------------------------
116. Malloy, Julie M.       Senior Vice President
-------------------------------------------------------------------------------
117. Manuel, Jr.,           Senior Vice President
     Richard D.
-------------------------------------------------------------------------------
118. Marrkand, Paul E.      Senior Vice President
-------------------------------------------------------------------------------
119. Marshall, William L.   Senior Vice President
-------------------------------------------------------------------------------
120. Matteis, Andrew S.     Senior Vice President
-------------------------------------------------------------------------------
121. McCarthy, Charles      Senior Vice President
-------------------------------------------------------------------------------
122. McDonald, Richard E.   Senior Vice President
-------------------------------------------------------------------------------
123. Meehan, Thalia         Senior Vice President
-------------------------------------------------------------------------------
124. Mehta, Sandeep         Senior Vice President
-------------------------------------------------------------------------------
125. Melhuish,              Senior Vice President
     Nicholas J.A.
-------------------------------------------------------------------------------
126. Miller, Christopher G. Senior Vice President
-------------------------------------------------------------------------------
127. Miller, James P.       Senior Vice President
-------------------------------------------------------------------------------
128. Mockard, Jeanne L.     Senior Vice President
-------------------------------------------------------------------------------
129. Moore, Gerald I.       Senior Vice President
-------------------------------------------------------------------------------
130. Murphy, Kevin F.       Senior Vice President
-------------------------------------------------------------------------------
131. Nance, Michael E.      Senior Vice President
-------------------------------------------------------------------------------
132. O'Connell, Stephen P.  Senior Vice President
-------------------------------------------------------------------------------
133. Oler, Stephen S.       Senior Vice President
-------------------------------------------------------------------------------
134. Paine, Robert M.       Senior Vice President
-------------------------------------------------------------------------------
135. Parker, Margery C.     Senior Vice President
-------------------------------------------------------------------------------
136. Perry, William         Senior Vice President
-------------------------------------------------------------------------------
137. Peters, Carmel         Senior Vice President
-------------------------------------------------------------------------------
138. Polk, James A.         Senior Vice President
-------------------------------------------------------------------------------
139. Price, Elizabeth H.    Senior Vice President
-------------------------------------------------------------------------------
140. Prusko, James M.       Senior Vice President Senior Vice President of
                                                  Putnam Fiduciary Trust
                                                  Company
-------------------------------------------------------------------------------
141. Quistberg, Paul T.     Senior Vice President
-------------------------------------------------------------------------------
142. Reiner, Neal J.        Senior Vice President
-------------------------------------------------------------------------------
143. Rogers, Kevin J.       Senior Vice President
-------------------------------------------------------------------------------
144. Salm, Michael V.       Senior Vice President
-------------------------------------------------------------------------------
145. Salvin, Robert L.      Senior Vice President
-------------------------------------------------------------------------------
146. Santos, David J.       Senior Vice President Senior Vice President of
                                                  Putnam Fiduciary Trust
                                                  Company
-------------------------------------------------------------------------------
147. Scanlon, Paul D.       Senior Vice President
-------------------------------------------------------------------------------
148. Schwister, Jay E.      Senior Vice President Senior Vice President of
                                                  Putnam Fiduciary Trust
                                                  Company
-------------------------------------------------------------------------------
149. Scully, Walter D.      Senior Vice President
-------------------------------------------------------------------------------
150. Selden, Denise D.      Senior Vice President Senior Vice President of
                                                  Putnam Retail Management L.P.
-------------------------------------------------------------------------------
151. Sellitto, III,         Senior Vice President
     Anthony R.
-------------------------------------------------------------------------------
152. Sievert, Jean I.       Senior Vice President
-------------------------------------------------------------------------------
153. Simon, Sheldon N.      Senior Vice President
-------------------------------------------------------------------------------
154. Spatz, Erin J.         Senior Vice President
-------------------------------------------------------------------------------
155. Spiers, John Graham    Senior Vice President
-------------------------------------------------------------------------------
156. Stack, Michael P.      Senior Vice President
-------------------------------------------------------------------------------
157. Stairs, George W.      Senior Vice President
-------------------------------------------------------------------------------
158. Sullivan, Roger R.     Senior Vice President
-------------------------------------------------------------------------------
159. Svensson, Lisa H.      Senior Vice President
-------------------------------------------------------------------------------
160. Swirbalus, Judith H.   Senior Vice President
-------------------------------------------------------------------------------
161. Towell, Joseph H.      Senior Vice President
-------------------------------------------------------------------------------
162. Van Tassel, John C.    Senior Vice President
-------------------------------------------------------------------------------
163. Vandermark, Stephen W. Senior Vice President
-------------------------------------------------------------------------------
164. Verani, John R.        Senior Vice President Senior Vice President of
                                                  Putnam Fiduciary Trust
                                                  Company
-------------------------------------------------------------------------------
165. Weed, Richard B.       Senior Vice President
-------------------------------------------------------------------------------
166. Weinstein, Michael R.  Senior Vice President
-------------------------------------------------------------------------------
167. Wiess, James C.        Senior Vice President
-------------------------------------------------------------------------------
168. Williams, Fayval S.    Senior Vice President
-------------------------------------------------------------------------------
169. Wyke, Richard P.       Senior Vice President
-------------------------------------------------------------------------------
170. Yogg, Michael R.       Senior Vice President
-------------------------------------------------------------------------------

(I) Summary of Business Lines and Business Operation

[See Excel]

(J) Miscellaneous

1. Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of the Investment Management Company.

2. Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

3. Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

4. Amendment to the Limited Liability Company Agreement , Transfer of Business and Other Important Matters.

a. Limited Liability Company Agreement may be amended, under Delaware Law, by appropriate Members' vote.

b. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

c. The Investment Management Company has no direct subsidiaries.

5. Litigation, etc.

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.

III. OUTLINE OF THE OTHER RELATED COMPANIES

1. RELATED PARTIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital

U.S.$55,637,859 (7 billion) as of January 31, 2002

(2) Description of Business

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, LLC, parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

(3) Outline of Business Relationship with the Fund

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B) Putnam Retail Management L.P. (the Principal Underwriter)

(1) Amount of Capital

U.S.$102,206,216 (14 billion) as of January 31, 2002

(2) Description of Business

Putnam Retail Management L.P. is the Principal Underwriter of the shares of Putnam Funds including the Fund.

(3) Outline of Business Relationship with the Fund

Putnam Retail Management L.P. engages in providing marketing services to the Fund.

(C) Kokusai Securities Co., Ltd. (Distributor in Japan and Agent
Securities Company)

(1) Amount of Capital

JPY65.2 billion as of January 31, 2002

(2) Description of Business

Kokusai Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in handling the sales and redemption of the Fund Shares as the Designated Securities Company for the investment trust funds of Kokusai Asset Management Co., Ltd., and as the Underwriting Company and the Agent Securities Company for Fresh Korea Fund, Loomis Sayles Managed Bond Fund, ACM International Health Care Fund, Putnam High Yield Advantage Fund, ACM American Growth Portfolio Fund, ACM Global Growth Trend Portfolio, Evergreen Small Company Growth Fund, Asia Network Growth Fund, Evergreen Global Opportunities Fund, Super Phoenix Fund, Super Phoenix Fund II, Solomon Euro Bond Fund A/B, Putnam U.S. Government Income Trust, Everyone, Galois and Apolon Europe Equity Fund A/B, and as the Underwriting Company for AGF Canadian Growth Equity Fund, Invesco G.T. Investment Fund, Morgan Stanley Money Market Family and UBS (Lux) Money Market Fund and Goldman Sachs Euro MMF.

(3) The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

2. Capital Relationships

100% of interest in Putnam Investment Management, LLC are held by Putnam Investments, LLC.

3. Interlocking Directors and Auditors

Names and functions of officers of the Fund who also are officers of the related companies are as follows:

                                                       (as of January 31, 2002)
-------------------------------------------------------------------------------
Name of                                Investment          Transfer Agent and
Officer or             Fund            Management          Shareholder Service
Trustee                                Company             Agent
-------------------------------------------------------------------------------
Charles E. Porter      Executive Vice   Managing Director          None
                       President,
                       Treasurer,
                       Principal
                       Financial Officer
-------------------------------------------------------------------------------
Patricia C. Flaherty   Senior Vice      Senior Vice President      None
                       President
-------------------------------------------------------------------------------
Lawrence J. Lasser     Trustee and      President and CEO          None
                       Vice President
-------------------------------------------------------------------------------
Gordon H. Silver       Vice President   Senior Managing Director   Director
-------------------------------------------------------------------------------
Ian C. Ferguson        Vice President   Senior Managing Director   None
-------------------------------------------------------------------------------
John R. Verani         Vice President   Senior Vice President      Senior Vice
                                                                   President
-------------------------------------------------------------------------------
Edward H. D'Alelio     Vice President   Managing Director          None
-------------------------------------------------------------------------------
Kevin M. Cronin        Vice President   Managing Director          None
-------------------------------------------------------------------------------
Brett C. Browchuk      Vice President   Managing Director          None
-------------------------------------------------------------------------------
Stephen M. Oristaglio  Vice President   Managing Director          None
-------------------------------------------------------------------------------
Richard G. Liebovitch  Vice President   Managing Director          None
-------------------------------------------------------------------------------
Michael T. Healy       Assistant        None                       None
                       Treasurer
-------------------------------------------------------------------------------
Mary A. Eaton          Associate        None                       None
                       Treasurer &
                       Associate Clerk
-------------------------------------------------------------------------------
Judith Cohen           Clerk &          None                       None
                       Assistant
                       Treasurer
-------------------------------------------------------------------------------
Wanda McManus          Assistant Clerk  None                       None
-------------------------------------------------------------------------------
Joanne M. Neary        Assistant Clerk  None                       None
-------------------------------------------------------------------------------

IV. FINANCIAL CONDITION OF THE FUND

1. FINANCIAL STATEMENTS

Financial highlights

The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions.
This information for the year ended September 30, 2001 has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP. Its report and the Fund's financial statements are included in the Fund's annual report to shareholders, which is available upon request. The information for all periods prior to the year ended September 30, 2001 has been derived from the Fund's financial statements which have been audited by the Fund's previous independent accountants.

Financial highlights (For a share outstanding throughout the period)

------------------------------------------------------------------------
Per-share operating
performance
                                      Year ended September 30
                          2001       2000       1999      1998      1997
Net asset value,
beginning of period     $12.52     $12.55     $13.25    $13.00    $12.63

Investment operations
Net investment income      .71 (c)    .76 (c)    .72 (c)   .80 (c)   .80

Net realized and
unrealized gain (loss)
on Investments             .57       (.03)      (.66)      .25       .35

Total from investment
operations                1.28        .73        .06      1.05      1.15

Less distributions:
From net investment
income                    (.72)      (.76)      (.72)     (.77)     (.78)

In excess of net
investment income           --         --         --      (.03)       --

From return of capital      --         -- (d)   (.04)       --        --

Total distributions       (.72)      (.76)      (.76)     (.80)     (.78)

Net asset value,
End of period           $13.08     $12.52     $12.55    $13.25    $13.00

Ratios and supplemental
data
Total return at
net asset value (%)(a)   10.56       6.09       0.56      8.38      9.39

Net assets, end of
period (in thousand)  $144,285    $95,090   $133,362  $163,076    $7,850

Ratio of expenses to
average net assets
(%)(b)                    1.11       1.12       1.10      1.12      1.14

Ratio of net
investment income
to average
net assets (%)            5.60       6.15       5.68      5.91      6.32

Portfolio Turnover (%)  156.53 (e) 133.29     123.04    294.74    125.80
------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

The following financial documents are omitted here.

Report of independent accountants for the fiscal year ended September
30, 2001

Report of independent accountants for the year ended September 30, 2000 Statement of assets and liabilities September 30, 2001
Statement of operations Year ended September 30, 2001
Statement of changes in net assets

Financial highlights (For a common share outstanding throughout the period)

Notes to financial statements September 30, 2001
Portfolio of investments owned September 30, 2001
Statement of assets and liabilities September 30, 2000
Statement of operations Year ended September 30, 2000
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements September 30, 2000

2. PRESENT CONDITION OF THE FUND

(a) Statement of Net Assets
                                        (As of the end of January 2002)
                                   USD                      JPY
-----------------------------------------------------------------------
                                                      (in thousands)
a. Total Assets               4,388,188,302            583,190,225
-----------------------------------------------------------------------
b. Total Liabilities          1,430,941,970            190,172,188
-----------------------------------------------------------------------
c. Total Net Assets           2,957,246,332            393,018,038
(a-b)
-----------------------------------------------------------------------
d. Total Number of Shares  Class A. 173,582,69      Shares
Outstanding                Class B. 38,674,716      Shares
                           Class C.  2,428,800      Shares
                           Class M. 10,071,367      Shares
                           Class Y.  3,494,462      Shares
-----------------------------------------------------------------------
e. Net Asset Value         Class A.      12.97              \1,724
per Share (c/d)            Class B.      12.90              \1,714
                           Class C.      12.95              \1,721
                           Class M.      12.95              \1,721
                           Class Y.      12.96              \1,722
-----------------------------------------------------------------------


Top 30

(I) Summary of Business Lines and Business Operation


                                                                              (As of  the end of January 2002)
--------------------------------------------------------------------------------------------------------------
                                                                 Year/Month/ Principal
                                                                     Date    Character-  Total NAV   NAV per
     Name                                                        Established   istics   ($ million) share ($)
--------------------------------------------------------------------------------------------------------------
  1. The George Putnam Fund of Boston: A                            11/5/37  Open/Equity    16.67   3,277.96
  2. The George Putnam Fund of Boston: B                            4/27/92  Open/Equity    16.50   1,137.29
  3. The George Putnam Fund of Boston: C                            7/26/99  Open/Equity    16.58      47.02
  4. The George Putnam Fund of Boston: M                            12/1/94  Open/Equity    16.51     248.41
  5. The George Putnam Fund of Boston: Y                            3/31/94  Open/Equity    16.70     793.33
  6. Putnam American Government Income Fund: A                       3/1/85  Open/Bond       8.82   1,349.04
  7. Putnam American Government Income Fund: B                      5/20/94  Open/Bond       8.77     168.59
  8. Putnam American Government Income Fund: C                      7/26/99  Open/Bond       8.80       8.75
  9. Putnam American Government Income Fund: M                      2/14/95  Open/Bond       8.85       8.54
 10. Putnam American Government Income Fund: Y                      6/29/01  Open/Bond       8.82      17.75
 11. Putnam Asia Pacific Growth Fund: A                             2/20/91  Open/Equity     8.13      96.99
 12. Putnam Asia Pacific Growth Fund: B                              6/1/93  Open/Equity     7.83      74.90
 13. Putnam Asia Pacific Growth Fund: C                             7/26/99  Open/Equity     7.97       2.61
 14. Putnam Asia Pacific Growth Fund: M                              2/1/95  Open/Equity     7.96       5.10
 15. Putnam Asia Pacific Fund II                                    3/23/98  Open/Equity     9.00       2.59
 16. Putnam Asset Allocation: Balanced Portfolio: A                  2/7/94  Open/Balanced   9.74   1,329.83
 17. Putnam Asset Allocation: Balanced Portfolio: B                 2/11/94  Open/Balanced   9.67     384.83
 18. Putnam Asset Allocation: Balanced Portfolio: C                  9/1/94  Open/Balanced   9.59     126.01
 19. Putnam Asset Allocation: Balanced Portfolio: M                  2/6/95  Open/Balanced   9.71      57.29
 20. Putnam Asset Allocation: Balanced Portfolio: Y                 7/14/94  Open/Balanced   9.75     737.58
 21. Putnam Asset Allocation: Conservative Portfolio: A              2/7/94  Open/Balanced   8.64     602.02
 22. Putnam Asset Allocation: Conservative Portfolio: B             2/18/94  Open/Balanced   8.60     126.78
 23. Putnam Asset Allocation: Conservative Portfolio: C              9/1/94  Open/Balanced   8.58      43.05
 24. Putnam Asset Allocation: Conservative Portfolio: M              2/7/95  Open/Balanced   8.60      20.66
 25. Putnam Asset Allocation: Conservative Portfolio: Y             7/14/94  Open/Balanced   8.65     217.27
 26. Putnam Asset Allocation: Growth Portfolio: A                    2/8/94  Open/Balanced   9.46     738.89
 27. Putnam Asset Allocation: Growth Portfolio: B                   2/16/94  Open/Balanced   9.32     302.39
 28. Putnam Asset Allocation: Growth Portfolio: C                    9/1/94  Open/Balanced   9.19      99.74
 29. Putnam Asset Allocation: Growth Portfolio: M                    2/1/95  Open/Balanced   9.32      50.64
 30. Putnam Asset Allocation: Growth Portfolio: Y                   7/14/94  Open/Balanced   9.53     508.33
 31. Putnam Arizona Tax Exempt Income Fund: A                       1/30/91  Open/Bond       9.08     111.65
 32. Putnam Arizona Tax Exempt Income Fund: B                       7/15/93  Open/Bond       9.08      24.26
 33. Putnam Arizona Tax Exempt Income Fund: M                        7/3/95  Open/Bond       9.10       1.04
 34. Putnam Balanced Retirement Fund: A                             4/19/85  Open/Balanced  10.34     630.94
 35. Putnam Balanced Retirement Fund: B                              2/1/94  Open/Balanced  10.22     237.28
 36. Putnam Balanced Retirement Fund: C                             7/26/99  Open/Balanced  10.27      15.80
 37. Putnam Balanced Retirement Fund: M                             3/17/95  Open/Balanced  10.26      20.14
 38. Putnam Balanced Retirement Fund: Y                            12/30/98  Open/Balanced  10.34       3.67
 39. Putnam Balanced Fund: A                                         1/3/95  Open/Balanced   9.76     231.51
 40. Putnam Balanced Fund: B                                         4/3/00  Open/Balanced   9.73      24.10
 41. Putnam Balanced Fund: C                                         4/3/00  Open/Balanced   9.74       4.16
 42. Putnam Balanced Fund: M                                         4/3/00  Open/Balanced   9.76       2.13
 43. Putnam Balanced Fund: Y                                         8/2/99  Open/Balanced   9.76      64.26
 44. Putnam California Tax Exempt Income Fund: A                    4/29/83  Open/Bond       8.57   2,659.41
 45. Putnam California Tax Exempt Income Fund: B                     1/4/93  Open/Bond       8.56     442.66
 46. Putnam California Tax Exempt Income Fund: C                    7/26/99  Open/Bond       8.60      21.93
 47. Putnam California Tax Exempt Income Fund: M                    2/14/95  Open/Bond       8.56      12.88
 48. Putnam California Tax Exempt Money Market Fund                10/26/87  Open/Bond       1.00      26.65
 49. Putnam Capital Opportunities Fund: A                           5/29/98  Open/Equity    10.18     275.08
 50. Putnam Capital Opportunities Fund: B                           6/29/98  Open/Equity     9.90     273.75
 51. Putnam Capital Opportunities Fund: C                           7/26/99  Open/Equity     9.98      25.25
 52. Putnam Capital Opportunities Fund: M                           6/29/98  Open/Equity     9.99      16.70
 53. Putnam Capital Opportunities Fund: Y                           10/2/00  Open/Equity    10.22     180.86
 54. Putnam Capital Appreciation Fund: A                             8/5/93  Open/Equity    16.33     749.29
 55. Putnam Capital Appreciation Fund: B                            11/2/94  Open/Equity    15.81     631.00
 56. Putnam Capital Appreciation Fund: C                            7/14/00  Open/Equity    16.15       3.10
 57. Putnam Capital Appreciation Fund: M                            1/22/96  Open/Equity    15.95      43.76
 58. Putnam Classic Equity Fund: A                                   1/5/95  Open/Balanced  11.80   1,173.66
 59. Putnam Classic Equity Fund: B                                   1/5/95  Open/Balanced  11.71     673.64
 60. Putnam Classic Equity Fund: C                                   2/1/99  Open/Balanced  11.78      36.00
 61. Putnam Classic Equity Fund: M                                   1/5/95  Open/Balanced  11.75      98.99
 62. Putnam Classic Equity Fund: Y                                  10/1/98  Open/Balanced  11.81       8.78
 63. Putnam Convertible Income-Growth Trust: A                      6/29/72  Open/Balanced  14.18     685.40
 64. Putnam Convertible Income-Growth Trust: B                      7/15/93  Open/Balanced  13.98     141.61
 65. Putnam Convertible Income-Growth Trust: C                      7/26/99  Open/Balanced  14.12       5.15
 66. Putnam Convertible Income-Growth Trust: M                      3/13/95  Open/Balanced  14.09       9.13
 67. Putnam Convertible Income-Growth Trust: Y                     12/30/98  Open/Balanced  14.18      48.80
 68. Putnam Diversified Income Trust: A                             10/3/88  Open/Bond       9.30   1,379.16
 69. Putnam Diversified Income Trust: B                              3/1/93  Open/Bond       9.26     669.45
 70. Putnam Diversified Income Trust: C                              2/1/99  Open/Bond       9.28      17.78
 71. Putnam Diversified Income Trust: M                             12/1/94  Open/Bond       9.26   1,615.16
 72. Putnam Diversified Income Trust: Y                              7/1/96  Open/Bond       9.32      24.02
 73. Putnam Emerging Markets Fund: A                               12/28/95  Open/Equity     7.95      52.54
 74. Putnam Emerging Markets Fund: B                               10/30/96  Open/Equity     7.79      33.02
 75. Putnam Emerging Markets Fund: C                                7/26/99  Open/Equity     7.83       3.23
 76. Putnam Emerging Markets Fund: M                               10/30/96  Open/Equity     7.85       1.91
 77. Putnam Emerging Markets Fund: Y                                4/30/01  Open/Equity     7.94       7.23
 78. Putnam Equity Fund 2000                                        7/25/00  Open/Equity     4.73       3.53
 79. Putnam Equity Fund 98                                         12/31/97  Open/Equity    17.77      18.78
 80. Putnam Equity Income Fund: A                                   6/15/77  Open/Equity    14.67   1,308.83
 81. Putnam Equity Income Fund: B                                   9/13/93  Open/Equity    14.56     545.88
 82. Putnam Equity Income Fund: C                                    2/1/99  Open/Equity    14.62      34.75
 83. Putnam Equity Income Fund: M                                   12/2/94  Open/Equity    14.57      81.60
 84. Putnam Equity Income Fund: Y                                   10/1/98  Open/Equity    14.67      99.78
 85. Putnam Europe Growth Fund: A                                    9/7/90  Open/Equity    16.55     619.26
 86. Putnam Europe Growth Fund: B                                    2/1/94  Open/Equity    15.99     430.35
 87. Putnam Europe Growth Fund: C                                   7/26/99  Open/Equity    16.38      12.55
 88. Putnam Europe Growth Fund: M                                   12/1/94  Open/Equity    16.39      38.17
 89. Putnam Financial Services                                       1/8/01  Open/Equity     7.87       3.20
 90. Putnam Florida Tax Exempt Income Fund: A                       8/24/90  Open/Bond       9.28     229.42
 91. Putnam Florida Tax Exempt Income Fund: B                        1/4/93  Open/Bond       9.28      63.91
 92. Putnam Florida Tax Exempt Income Fund: M                        5/1/95  Open/Bond       9.28       0.96
 93. Putnam Global Aggressive Growth Fund                            5/6/98  Open/Equity    15.12      10.44
 94. Putnam Global Natural Resources Fund: A                        7/24/80  Open/Equity    17.03     180.90
 95. Putnam Global Natural Resources Fund: B                         2/1/94  Open/Equity    16.67      98.55
 96. Putnam Global Natural Resources Fund: C                        7/26/99  Open/Equity    16.85       8.21
 97. Putnam Global Natural Resources Fund: M                         7/3/95  Open/Equity    16.96       4.34
 98. Putnam Global Equity Trust: A                                   7/1/94  Open/Equity    10.45     602.41
 99. Putnam Global Equity Trust: B                                   7/1/94  Open/Equity    10.13     300.11
100. Putnam Global Equity Trust: C                                   2/1/99  Open/Equity    10.32      30.22
101. Putnam Global Equity Trust: M                                   7/3/95  Open/Equity    10.27      33.14
102. Putnam Global Growth and Income Fund: A                         1/3/95  Open/Equity    11.52      99.27
103. Putnam Global Growth and Income Fund: B                        11/3/97  Open/Equity    11.31      42.12
104. Putnam Global Growth and Income Fund: C                        7/26/99  Open/Equity    11.44       5.96
105. Putnam Global Growth and Income Fund: M                        11/3/97  Open/Equity    11.43       2.69
106. Putnam Global Governmental Income Trust: A                      6/1/87  Open/Bond      10.55      78.04
107. Putnam Global Governmental Income Trust: B                      2/1/94  Open/Bond      10.52      14.13
108. Putnam Global Governmental Income Trust: C                     7/26/99  Open/Bond      10.54       0.31
109. Putnam Global Governmental Income Trust: M                     3/17/95  Open/Bond      10.50      46.59
110. Putnam Global Growth Fund: A                                    9/1/67  Open/Equity     7.38   2,932.70
111. Putnam Global Growth Fund: B                                   4/27/92  Open/Equity     6.83     663.60
112. Putnam Global Growth Fund: C                                    2/1/99  Open/Equity     7.18      44.72
113. Putnam Global Growth Fund: M                                    3/1/95  Open/Equity     7.18      38.29
114. Putnam Global Growth Fund: Y                                   6/15/94  Open/Equity     7.59     208.32
115  The Putnam Fund for Growth and Income: A                       11/6/57  Open/Balanced  17.47  18,748.56
116  The Putnam Fund for Growth and Income: B                       4/27/92  Open/Balanced  17.21   7,234.42
117  The Putnam Fund for Growth and Income: C                       7/26/99  Open/Balanced  17.39     183.81
118  The Putnam Fund for Growth and Income: M                        5/1/95  Open/Balanced  17.34     318.02
119  The Putnam Fund for Growth and Income: Y                       6/15/94  Open/Balanced  17.50   1,639.60
120. Putnam Growth Fund                                              5/4/98  Open/Equity     6.75       1.99
121. Putnam Growth Opportunities: A                                 10/2/95  Open/Equity    14.37   1,734.33
122. Putnam Growth Opportunities: B                                  8/1/97  Open/Equity    13.91   1,432.86
123. Putnam Growth Opportunities: C                                  2/1/99  Open/Equity    14.08     165.05
124. Putnam Growth Opportunities: M                                  8/1/97  Open/Equity    14.05      61.87
125. Putnam Growth Opportunities: Y                                  7/1/99  Open/Equity    14.50     142.22
126. Putnam High Yield Advantage Fund: A                            3/25/86  Open/Bond       5.77     548.41
127. Putnam High Yield Advantage Fund: B                            5/16/94  Open/Bond       5.73     357.02
128. Putnam High Yield Advantage Fund: M                            12/1/94  Open/Bond       5.78     672.65
129. Putnam High Yield Advantage Fund: Y                           12/30/98  Open/Bond       5.82      15.32
130. Putnam High Yield Fund II: A                                  12/31/97  Open/Bond       5.54     609.46
131. Putnam High Yield Fund II: B                                  12/31/97  Open/Bond       5.55     683.27
132. Putnam High Yield Fund II: C                                   7/26/99  Open/Bond       5.54      42.82
133. Putnam High Yield Fund II: M                                  12/31/97  Open/Bond       5.55      34.40
134. Putnam High Yield Fund II: Y                                   10/2/00  Open/Bond       5.52     124.31
135. Putnam High Yield Trust: A                                     2/14/78  Open/Bond       7.66   1,450.83
136. Putnam High Yield Trust: B                                      3/1/93  Open/Bond       7.63     243.98
137. Putnam High Yield Trust: M                                      7/3/95  Open/Bond       7.67       7.75
138. Putnam High Yield Trust: Y                                    12/30/98  Open/Bond       7.65      14.37
139. Putnam Health Sciences Trust: A                                5/28/82  Open/Equity    61.21   3,213.71
140. Putnam Health Sciences Trust: B                                 3/1/93  Open/Equity    57.22   2,143.83
141. Putnam Health Sciences Trust: C                                7/26/99  Open/Equity    60.06     100.02
142. Putnam Health Sciences Trust: M                                 7/3/95  Open/Equity    59.26      86.94
143. Putnam Health Sciences Trust: Y                                 4/4/00  Open/Equity    61.51      24.95
144. Putnam Income Fund: A                                          11/1/54  Open/Bond       6.51   1,199.23
145. Putnam Income Fund: B                                           3/1/93  Open/Bond       6.47     465.63
146. Putnam Income Fund: C                                          7/26/99  Open/Bond       6.49      29.26
147. Putnam Income Fund: M                                         12/14/94  Open/Bond       6.46   1,150.67
148. Putnam Income Fund: Y                                          6/16/94  Open/Bond       6.53     312.99
149. Putnam Intermediate U.S. Government Income Fund: A             2/16/93  Open/Bond       5.06     379.63
150. Putnam Intermediate U.S. Government Income Fund: B             2/16/93  Open/Bond       5.07     185.13
151. Putnam Intermediate U.S. Government Income Fund: C             7/26/99  Open/Bond       5.06      19.84
152. Putnam Intermediate U.S. Government Income Fund: M              4/3/95  Open/Bond       5.07      16.18
153. Putnam Intermediate U.S. Government Income Fund: Y             10/1/97  Open/Bond       5.05     170.08
154. Putnam International Blend Large Cap                           3/30/01  Open/Equity    43.65       1.82
155. Putnam International Core Fund                                12/29/00  Open/Equity     5.89       2.20
156. Putnam International Fund                                     12/28/95  Open/Equity     8.18       4.39
157. Putnam International Fund 2000                                  5/3/00  Open/Equity     6.30       5.49
158. Putnam International Growth and Income Fund:  A                 8/1/96  Open/Equity     8.29     405.23
159. Putnam International Growth and Income Fund:  B                 8/1/96  Open/Equity     8.17     306.42
160. Putnam International Growth and Income Fund: C                  2/1/99  Open/Equity     8.25      25.51
161. Putnam International Growth and Income Fund:  M                 8/1/96  Open/Equity     8.27      24.10
162. Putnam International Growth and Income Fund:  Y                10/2/00  Open/Equity     8.30       3.07
163. Putnam International Growth Fund: A                            2/28/91  Open/Equity    18.88   6,396.45
164. Putnam International Growth Fund: B                             6/1/94  Open/Equity    18.33   2,429.86
165. Putnam International Growth Fund: C                            7/26/99  Open/Equity    18.61     572.95
166. Putnam International Growth Fund: M                            12/1/94  Open/Equity    18.63     267.47
167. Putnam International Growth Fund: Y                            7/12/96  Open/Equity    19.00   1,416.38
168. Putnam International Large Cap Growth Fund                    12/29/00  Open/Equity     5.95       1.45
169. Putnam International New Opportunities Fund: A                  1/3/95  Open/Equity     8.66     696.61
170. Putnam International New Opportunities Fund: B                 7/21/95  Open/Equity     8.21     504.72
171. Putnam International New Opportunities Fund: C                  2/1/99  Open/Equity     8.46      28.77
172. Putnam International New Opportunities Fund: M                 7/21/95  Open/Equity     8.38      42.51
173. Putnam International Voyager Fund:  A                         12/28/95  Open/Equity    16.01     793.83
174. Putnam International Voyager Fund:  B                         10/30/96  Open/Equity    15.68     513.39
175. Putnam International Voyager Fund:  C                          7/26/99  Open/Equity    15.85     108.22
176. Putnam International Voyager Fund: M                          10/30/96  Open/Equity    15.84      28.48
177. Putnam International Voyager Fund:  Y                           2/1/00  Open/Equity    16.05      28.77
178. Putnam Investors Fund: A                                       4/09/33  Open/Equity    11.19   4,872.01
179. Putnam Investors Fund: B                                        3/1/93  Open/Equity    10.47   2,425.91
180. Putnam Investors Fund: C                                       7/26/99  Open/Equity    11.04     120.93
181. Putnam Investors Fund: M                                       12/2/94  Open/Equity    10.81     146.87
182. Putnam Investors Fund: Y                                        1/7/97  Open/Equity    11.30   1,282.02
183. Putnam Massachusetts Tax Exempt Income Fund: A                10/23/89  Open/Bond       9.32     321.58
184. Putnam Massachusetts Tax Exempt Income Fund: B                 7/15/93  Open/Bond       9.31     125.40
185. Putnam Massachusetts Tax Exempt Income Fund: M                 5/12/95  Open/Bond       9.32       5.84
186. Putnam Michigan Tax Exempt Income Fund: A                     10/23/89  Open/Bond       8.95     140.37
187. Putnam Michigan Tax Exempt Income Fund: B                      7/15/93  Open/Bond       8.94      46.07
188. Putnam Michigan Tax Exempt Income Fund: M                      4/17/95  Open/Bond       8.95       3.27
189. Putnam Mid Cap Fund 2000                                      12/29/00  Open/Equity     5.82       1.71
190. Putnam Mid-Cap Value Fund: A                                  10/29/99  Open/Equity    11.59     189.23
191. Putnam Mid-Cap Value Fund: B                                   1/16/01  Open/Equity    11.56     147.54
192. Putnam Mid-Cap Value Fund: C                                   1/16/01  Open/Equity    11.56      18.34
193. Putnam Mid-Cap Value Fund: M                                   1/16/01  Open/Equity    11.57       8.13
194. Putnam Minnesota Tax Exempt Income Fund: A                    10/23/89  Open/Bond       8.82     101.69
195. Putnam Minnesota Tax Exempt Income Fund: B                     7/15/93  Open/Bond       8.80      46.96
196. Putnam Minnesota Tax Exempt Income Fund: M                      4/3/95  Open/Bond       8.82       2.10
197. Putnam Money Market Fund: A                                    10/1/76  Open/Bond       1.00   5,041.46
198. Putnam Money Market Fund: B                                    4/27/92  Open/Bond       1.00     989.37
199. Putnam Money Market Fund: C                                     2/1/99  Open/Bond       1.00      57.83
200. Putnam Money Market Fund: M                                    12/8/94  Open/Bond       1.00     105.73
201. Putnam Money Market Fund: T                                   12/31/01  Open/Bond       1.00       1.00
202. Putnam Municipal Income Fund: A                                5/22/89  Open/Bond       8.76     846.12
203. Putnam Municipal Income Fund: B                                 1/4/93  Open/Bond       8.75     272.00
204. Putnam Municipal Income Fund: C                                 2/1/99  Open/Bond       8.76      16.75
205. Putnam Municipal Income Fund: M                                12/1/94  Open/Bond       8.76      13.48
206. Putnam New Century Growth Fund: A                              2/17/98  Open/Equity    12.36     345.30
207. Putnam New Century Growth Fund: B                              1/21/00  Open/Equity    12.17     283.28
208. Putnam New Century Growth Fund: C                              1/21/00  Open/Equity    12.18      52.67
209. Putnam New Century Growth Fund: M                              1/21/00  Open/Equity    12.23      15.73
210. Putnam New Century Growth Fund: Y                               7/3/00  Open/Equity    12.41       9.47
211. Putnam New Opportunities Fund: A                               8/31/90  Open/Equity    39.64  10,278.38
212. Putnam New Opportunities Fund: B                                3/1/93  Open/Equity    36.61   3,865.85
213. Putnam New Opportunities Fund: C                               7/26/99  Open/Equity    38.84     108.20
214. Putnam New Opportunities Fund: M                               12/1/94  Open/Equity    37.93     310.00
215. Putnam New Opportunities Fund: Y                               7/19/94  Open/Equity    40.59   1,438.96
216. Putnam New Value Fund:  A                                       1/3/95  Open/Equity    14.11     660.91
217. Putnam New Value Fund:  B                                      2/26/96  Open/Equity    13.96     592.41
218. Putnam New Value Fund:  C                                      7/26/99  Open/Equity    13.94      37.82
219. Putnam New Value Fund:  M                                      2/26/96  Open/Equity    14.05      45.65
220. Putnam New Value Fund:  Y                                      6/29/01  Open/Equity    14.11      38.50
221. Putnam New Jersey Tax Exempt Income Fund: A                    2/20/90  Open/Bond       9.01     205.05
222. Putnam New Jersey Tax Exempt Income Fund: B                     1/4/93  Open/Bond       9.00      98.52
223. Putnam New Jersey Tax Exempt Income Fund: M                     5/1/95  Open/Bond       9.00       1.27
224. Putnam New York Tax Exempt Income Fund: A                       9/2/83  Open/Bond       8.78   1,351.36
225. Putnam New York Tax Exempt Income Fund: B                       1/4/93  Open/Bond       8.76     118.39
226. Putnam New York Tax Exempt Income Fund: C                      7/26/99  Open/Bond       8.77       5.42
227. Putnam New York Tax Exempt Income Fund: M                      4/10/95  Open/Bond       8.78       1.84
228. Putnam New York Tax Exempt Money Market Fund                  10/26/87  Open/Bond       1.00      42.49
229. Putnam New York Tax Exempt Opportunities Fund: A               11/7/90  Open/Bond       8.91     135.55
230. Putnam New York Tax Exempt Opportunities Fund: B                2/1/94  Open/Bond       8.91      58.31
231. Putnam New York Tax Exempt Opportunities Fund: C               7/26/99  Open/Bond       8.93       3.14
232. Putnam New York Tax Exempt Opportunities Fund: M               2/10/95  Open/Bond       8.90       2.01
233. Putnam Ohio Tax Exempt Income Fund: A                         10/23/89  Open/Bond       8.87     164.22
234. Putnam Ohio Tax Exempt Income Fund: B                          7/15/93  Open/Bond       8.86      48.41
235. Putnam Ohio Tax Exempt Income Fund: M                           4/3/95  Open/Bond       8.87       1.92
236. Putnam OTC & Emerging Growth Fund: A                           11/1/82  Open/Equity     7.29   1,821.30
237. Putnam OTC & Emerging Growth Fund: B                           7/15/93  Open/Equity     6.62     655.79
238. Putnam OTC & Emerging Growth Fund: C                           7/26/99  Open/Equity     7.14      42.80
239. Putnam OTC & Emerging Growth Fund: M                           12/2/94  Open/Equity     6.93     263.89
240. Putnam OTC & Emerging Growth Fund: Y                           7/12/96  Open/Equity     7.45     347.64
241. Putnam Pennsylvania Tax Exempt Income Fund: A                  7/21/89  Open/Bond       8.90     170.79
242. Putnam Pennsylvania Tax Exempt Income Fund: B                  7/15/93  Open/Bond       8.89      73.66
243. Putnam Pennsylvania Tax Exempt Income Fund: M                   7/3/95  Open/Bond       8.91       3.78
244. Putnam Preferred Income Fund: A                                 1/4/84  Open/Bond       7.96      83.78
245. Putnam Preferred Income Fund: M                                4/20/95  Open/Bond       7.93       5.01
246. Putnam Research Fund:  A                                       10/2/95  Open/Equity    12.91   1,126.07
247. Putnam Research Fund:  B                                       6/12/98  Open/Equity    12.53     865.95
248. Putnam Research Fund: C                                         2/1/99  Open/Equity    12.61     122.62
249. Putnam Research Fund:  M                                       6/12/98  Open/Equity    12.66      55.42
250. Putnam Research Fund: Y                                         4/4/00  Open/Equity    12.94      87.33
251. Putnam Small Cap Value Fund: A                                 4/12/99  Open/Equity    13.96     577.36
252. Putnam Small Cap Value Fund: B                                  5/3/99  Open/Equity    13.69     497.70
253. Putnam Small Cap Value Fund: C                                 7/26/99  Open/Equity    13.71      81.04
254. Putnam Small Cap Value Fund: M                                 3/28/00  Open/Equity    13.84      22.19
255. Putnam Small Cap Value Fund: Y                                  1/3/01  Open/Equity    14.00      39.74
256. Putnam Strategic Income Fund: A                                2/26/96  Open/Bond       6.10      74.44
257. Putnam Strategic Income Fund: B                                2/26/96  Open/Bond       6.11     100.58
258. Putnam Strategic Income Fund: C                                 2/1/99  Open/Bond       6.12       6.23
259. Putnam Strategic Income Fund: M                                2/26/96  Open/Bond       6.10       5.44
260. Putnam Tax Smart Equity Fund: A                                 7/1/99  Open/Equity     8.56     218.53
261. Putnam Tax Smart Equity Fund: B                                10/1/99  Open/Equity     8.41     209.21
262. Putnam Tax Smart Equity Fund: C                                10/1/99  Open/Equity     8.41      77.59
263. Putnam Tax Smart Equity Fund: M                                3/28/00  Open/Equity     8.48       6.28
264. Putnam Technology Fund: A                                      6/14/00  Open/Equity     3.66      97.37
265. Putnam Technology Fund: B                                      7/17/00  Open/Equity     3.61      64.71
266. Putnam Technology Fund: C                                      7/17/00  Open/Equity     3.61      11.87
267. Putnam Technology Fund: M                                      7/17/00  Open/Equity     3.63       3.27
268. Putnam Technology Fund: Y                                      6/29/01  Open/Equity     3.66       4.21
269. Putnam Tax Exempt Income Fund: A                              12/31/76  Open/Bond       8.71   1,678.74
270. Putnam Tax Exempt Income Fund: B                                1/4/93  Open/Bond       8.71     141.83
271. Putnam Tax Exempt Income Fund: C                               7/26/99  Open/Bond       8.72       9.15
272. Putnam Tax Exempt Income Fund: M                               2/16/95  Open/Bond       8.74       9.83
273. Putnam Tax Exempt Money Market Fund                           10/26/87  Open/Bond       1.00     116.34
274. Putnam Tax - Free Income Trust Tax - Free High Yield Fund: A   9/20/93  Open/Bond      12.99   1,119.93
275. Putnam Tax - Free Income Trust Tax - Free High Yield Fund: B    9/9/85  Open/Bond      13.01     323.41
276. Putnam Tax - Free Income Trust Tax - Free High Yield Fund: C    2/1/99  Open/Bond      13.00       9.49
277. Putnam Tax - Free Income Trust Tax - Free High Yield Fund: M  12/29/94  Open/Bond      13.00      11.49
278. Putnam Tax - Free Income Trust Tax - Free Insured Fund: A      9/20/93  Open/Bond      15.16     344.84
279. Putnam Tax - Free Income Trust Tax - Free Insured Fund: B       9/9/85  Open/Bond      15.18     181.87
280. Putnam Tax - Free Income Trust Tax - Free Insured Fund: C      7/26/99  Open/Bond      15.18      10.69
281. Putnam Tax - Free Income Trust Tax - Free Insured Fund: M       6/1/95  Open/Bond      15.20       1.76
282. Putnam U.S. Core Fund                                           5/4/98  Open/Equity     7.77       5.99
283. Putnam U.S. Government Income Trust: A                          2/8/84  Open/Bond      12.97   2,251.21
284. Putnam U.S. Government Income Trust: B                         4/27/92  Open/Bond      12.90     498.92
285. Putnam U.S. Government Income Trust: C                         7/26/99  Open/Bond      12.95      31.44
286. Putnam U.S. Government Income Trust: M                          2/6/95  Open/Bond      12.95     130.39
287. Putnam U.S. Government Income Trust: Y                         4/11/94  Open/Bond      12.96      45.28
288. Putnam Utilities Growth and Income Fund: A                    11/19/90  Open/Balanced   9.09     787.78
289. Putnam Utilities Growth and Income Fund: B                     4/27/92  Open/Balanced   9.04     189.02
290. Putnam Utilities Growth and Income Fund: C                     7/26/99  Open/Balanced   9.04       5.57
291. Putnam Utilities Growth and Income Fund: M                      3/1/95  Open/Balanced   9.07       7.50
292. Putnam Vista Fund: A                                            6/3/68  Open/Bond       8.35   3,980.03
293. Putnam Vista Fund: B                                            3/1/93  Open/Bond       7.49   1,402.30
294. Putnam Vista Fund: C                                           7/26/99  Open/Bond       8.17     100.27
295. Putnam Vista Fund: M                                           12/8/94  Open/Bond       7.90     117.74
296. Putnam Vista Fund: Y                                           3/28/95  Open/Equity     8.60     778.32
297. Putnam Voyager Fund II: A                                      4/14/93  Open/Equity    16.73   1,000.11
298. Putnam Voyager Fund II: B                                      10/2/95  Open/Equity    15.87     725.45
299. Putnam Voyager Fund II: C                                       2/1/99  Open/Equity    16.37      73.03
300. Putnam Voyager Fund II: M                                      10/2/95  Open/Equity    16.17      68.24
301. Putnam Voyager Fund: A                                          4/1/96  Open/Equity    17.02  15,685.75
302. Putnam Voyager Fund: B                                         4/27/92  Open/Equity    15.23   5,572.32
303. Putnam Voyager Fund: C                                         7/26/99  Open/Equity    16.72     216.18
304. Putnam Voyager Fund: M                                         12/1/94  Open/Equity    16.27     450.47
305. Putnam Voyager Fund: Y                                         3/31/94  Open/Equity    17.48   2,984.33
306. Putnam VT American Government Income Fund: IA                  1/31/00  Open/Bond      11.73     138.77
307. Putnam VT American Government Income Fund: IB                  1/31/00  Open/Bond      11.70      78.36
308. Putnam VT Asia Pacific Growth Fund: IA                          5/1/95  Open/Equity     5.00      59.59
309. Putnam VT Asia Pacific Growth Fund: IB                         4/30/98  Open/Equity     4.96       4.19
310. Putnam VT Capital Appreciation Fund: IA                        9/29/00  Open/Equity     7.53      11.67
311. Putnam VT Capital Appreciation Fund: IB                        9/29/00  Open/Equity     7.51      10.38
312. Putnam VT Diversified Income Fund: IA                          9/15/93  Open/Bond       8.87     491.00
313. Putnam VT Diversified Income Fund: IB                           4/6/98  Open/Bond       8.81      94.09
314. Putnam VT  Global Asset Allocation Fund: IA                     2/1/88  Open/Balanced  13.28     596.57
315. Putnam VT  Global Asset Allocation Fund: IB                    4/30/98  Open/Balanced  13.28      25.71
316. Putnam VT George Putnam Fund: IA                               4/30/98  Open/Equity    10.69     392.26
317. Putnam VT George Putnam Fund: IB                               4/30/98  Open/Equity    10.65     161.29
318. Putnam VT Global Growth Fund: IA                                5/1/90  Open/Equity     9.01   1,080.57
319. Putnam VT Global Growth Fund: IB                               4/30/98  Open/Equity     8.94      89.71
320. Putnam VT Growth and Income Fund: IA                            2/1/88  Open/Balanced  23.22   7,054.39
321. Putnam VT Growth and Income Fund: IB                            4/6/98  Open/Balanced  23.11     717.31
322. Putnam VT Growth Opportunities Fund: IA                        1/31/00  Open/Equity     5.15      53.84
323. Putnam VT Growth Opportunities Fund: IB                        1/31/00  Open/Equity     5.13      43.77
324. Putnam VT High Yield Fund: IA                                   2/1/88  Open/Bond       8.12     645.62
325. Putnam VT High Yield Fund: IB                                  4/30/98  Open/Bond       8.10      65.72
326. Putnam VT Health and Sciences  Fund: IA                        4/30/98  Open/Equity    11.45     331.56
327. Putnam VT Health and Sciences  Fund: IB                        4/30/98  Open/Equity    11.40     128.96
328. Putnam VT Income Fund: IA                                       2/1/88  Open/Bond      12.74     880.12
329. Putnam VT Income Fund: IB                                      4/30/98  Open/Bond      12.69     152.65
330. Putnam VT International Growth and Income: IA                   1/2/97  Open/Balanced   9.42     260.35
331. Putnam VT International Growth and Income: IB                   4/6/98  Open/Balanced   9.39      41.28
332. Putnam VT International New Opportunities Fund: IA              1/2/97  Open/Equity     9.34     134.03
333. Putnam VT International New Opportunities Fund: IB             4/30/98  Open/Equity     9.29     150.37
334. Putnam VT International Growth Fund: IA                         1/2/97  Open/Equity    11.81     490.13
335. Putnam VT International Growth Fund: IB                        4/30/98  Open/Equity    11.76     278.74
336. Putnam VT Investors  Fund: IA                                  4/30/98  Open/Equity     9.02     571.99
337. Putnam VT Investors  Fund: IB                                  4/30/98  Open/Equity     8.98     254.37
338. Putnam VT Money Market Fund: IA                                 2/1/88  Open/Bond       1.00     873.95
339. Putnam VT Money Market Fund: IB                                4/30/98  Open/Bond       1.00     151.88
340. Putnam VT New Opportunities Fund: IA                            5/2/94  Open/Equity    16.13   2,929.99
341. Putnam VT New Opportunities Fund: IB                           4/30/98  Open/Equity    16.01     193.95
342. Putnam VT New Value Fund: IA                                    1/2/97  Open/Equity    13.33     454.10
343. Putnam VT New Value Fund: IB                                   4/30/98  Open/Equity    13.28      91.85
344. Putnam VT OTC & Emerging Growth Fund: IA                       4/30/98  Open/Equity     5.85     102.30
345. Putnam VT OTC & Emerging Growth Fund: IB                       4/30/98  Open/Equity     5.82      55.31
346. Putnam VT Research: IA                                         9/30/98  Open/Equity    10.69     193.87
347. Putnam VT Research: IB                                         9/30/98  Open/Equity    10.65     119.69
348. Putnam VT Small Cap Value Fund: IA                             4/30/99  Open/Equity    15.05     248.06
349. Putnam VT Small Cap Value Fund: IB                             4/30/99  Open/Equity    14.98     138.27
350. Putnam VT Technology - Class IA                                6/14/00  Open/Equity     4.38      19.51
351. Putnam VT Technology - Class IB                                6/14/00  Open/Equity     4.36      16.82
352. Putnam VT Utilities Growth and Income Fund: IA                  5/1/92  Open/Balanced  12.34     593.10
353. Putnam VT Utilities Growth and Income Fund: IB                 4/30/98  Open/Balanced  12.29      57.08
354. Putnam VT Vista Fund: IA                                        1/2/97  Open/Equity    11.01     422.95
355. Putnam VT Vista Fund: IB                                       4/30/98  Open/Equity    10.95     286.72
356. Putnam VT Voyager Fund: IA                                      2/1/88  Open/Equity    28.26   4,654.94
357. Putnam VT Voyager Fund: IB                                     4/30/98  Open/Equity    28.10     479.79
358. Putnam VT Voyager II Fund: IA                                  9/29/00  Open/Equity     4.85       7.58
359. Putnam VT Voyager II Fund: IB                                  9/29/00  Open/Equity     4.83      14.96
360. Putnam California Investment Grade Municipal Trust            11/27/92  Closed/Bond    14.88      68.55
361. Putnam California Investment Grade Municipal Trust Preferred   7/28/93  Closed/Bond     1.00      16.13
362. Putnam Convertible Opportunity & Income Trust                  6/29/95  Closed/Bond    17.89      66.41
363. Putnam High Income Convertible and Bond Fund                    7/9/87  Closed/Bond     7.10      97.67
364. Putnam High Yield Municipal Trust                              5/25/89  Closed/Bond     7.88     175.33
365. Putnam High Yield Municipal Trust Preferred                    7/28/93  Closed/Bond     1.00      45.06
366. Putnam Investment Grade Municipal Trust                       10/26/89  Closed/Bond    10.79     228.38
367. Putnam Investment Grade Municipal Trust Preferred              7/28/93  Closed/Bond     1.00     140.04
368. Putnam Municipal Bond Fund                                    11/27/92  Closed/Bond    13.14     226.62
369. Putnam Municipal Bond Fund Preferred                           7/28/93  Closed/Bond     1.00     132.93
370. Putnam Managed High Income Yield Trust                         6/25/93  Closed/Bond     8.69      65.27
371. Putnam Managed Municipal Income Trust                          2/24/89  Closed/Bond     8.25     389.12
372. Putnam Managed Municipal Income Trust Preferred                7/28/93  Closed/Bond     1.00     175.12
373. Putnam Master Income Trust                                    12/28/87  Closed/Bond     6.77     359.24
374. Putnam Master Intermediate Income Trust                        4/29/88  Closed/Bond     6.59     659.76
375. Putnam Municipal Opportunities Trust                           5/28/93  Closed/Bond    13.01     210.22
376. Putnam Municipal  Opportunity Trust Preferred                   4/7/94  Closed/Bond     1.00     121.30
377. Putnam New York Investment Grade Municipal Trust              11/27/92  Closed/Bond    13.37      38.07
378. Putnam New York Investment Grade Municipal Trust Preferred     7/28/93  Closed/Bond     1.00      10.01
379. Putnam Premier Income Trust                                    2/29/88  Closed/Bond     6.53     920.52
380. Putnam Tax-Free Health Care Fund                               6/29/92  Closed/Bond    13.66     188.61
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


V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 2001 and 2000 are attached to the Japanese version of the Annual Securities Report.

VI. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT

TRUST SECURITIES

1. Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U.S.A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2. The Closing Period of the Shareholders' Book

No provision is made.

3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4. No special privilege is granted to Shareholders.
The acquisition of Shares by any person may be restricted.

VII. REFERENCE INFORMATION

The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau of Japan.

March 16, 2001:    Securities Registration Statement
                   Annual Securities Report (The Sixth Fiscal Year)
                   Amendment to Securities Registration Statement

June 29, 2000:     Semi-annual Report (The Seventh Term)
                   Amendment to Securities Registration Statement

November 1, 2001:  Amendment to Semi-annual Report
                   Amendment to Securities Registration Statement


(Form 5-2)


[Translation]

SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

ANNUAL SECURITIES REPORT
(The Seventh Fiscal Year)
From: October 1, 2000
To: September 30, 2001

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST
(2276)

SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST
(2276)

SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

To:  Director-General of Kanto Local Finance Bureau

                                           Filing Date: March 18, 2002

Name of the Registrant Fund:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of                 Charles E. Porter
Representative of Trustees:                Executive Vice President

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U. S. A.

Name and Title of Attorney-in-fact:        Akihiro Wani
                                           Attorney-at-Law
                                           Signature [Akihiro Wani]
                                           -------------------------
                                                   (Seal)

Address or Location of Attorney-in-fact:   Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                   Akihiro Wani
                                           Attorney-at-Law

Place of Liaison Contact:                  Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Phone Number:                              03-3224-0020


Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund
Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 87.15 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of
87.15 million Class M Shares. (The maximum amount expected to be sold is 1,128.59 million U.S. dollars (JPY 150 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY132.90, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2002 (U.S.$12.95) by 87.15 million Class M Shares for convenience.

Places where a copy of this Securities Registration Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Securities Registration Statement is 19 including front pages.)

C O N T E N T S
                                              Japanese            This
                                              Original           English
                                                               Translation

PART I. INFORMATION CONCERNING SECURITIES           1                 1

I. FOREIGN INVESTMENT FUND SECURITIES               1                 1

II. FOREIGN INVESTMENT CORPORATION SECURITIES       4                 6

PART II. INFORMATION CONCERNING ISSUER              4                 6

I. DESCRIPTION OF THE FUND                          4                 6

II. OUTLINE OF THE FUND AND THE INVESTMENT
    MANAGEMENT COMPANY                              4                 6

III. OUTLINE OF THE OTHER RELATED COMPANIES         4                 6

IV. FINANCIAL CONDITIONS OF THE FUND                4                 6

V. SUMMARY OF INFORMATION CONCERNING FOREIGN
   INVESTMENT TRUST SECURITIES                      4                 6

VI. MISCELLANEOUS                                   4                 6

PART III. SPECIAL INFORMATION                       5                 8

I. OUTLINE OF THE SYSTEM OF INVESTMENT
   TRUSTS IN MASSACHUSETTS                          5                 8

II. FINANCIAL CONDITIONS OF THE INVESTMENT
    MANAGEMENT COMPANY                             10                16

III. FORM OF FOREIGN INVESTMENT FUND SECURITIES    10                16

PART I. INFORMATION CONCERNING SECURITIES

I. FOREIGN INVESTMENT FUND SECURITIES

1. NAME OF FUND: PUTNAM U.S. GOVERNMENT INCOME TRUST (hereinafter referred to as the "Fund")

2. TYPE, ETC. OF FOREIGN INVESTMENT FUND SECURITIES:

Five classes of shares (Class A shares, Class B shares, Class C shares, Class M shares and Class Y shares). Registered shares without par value. In Japan, Class M Shares (hereinafter referred to as the "Shares") are for public offering. No rating has been acquired.

3.  NUMBER OF SHARES TO BE OFFERED FOR SALE (IN JAPAN):

Up to 87.15 million Shares

4.  TOTAL AMOUNT OF OFFERING PRICE:

Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Share in respect of 87.15 million Shares. (The maximum amount expected to be sold is 1,128.59 million U.S. dollars (JPY 150 billion).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 31, 2002 ($12.95) by the number of Shares to be offered (87.15 million).

Note 2: Dollar amount is translated for convenience at the rate of $1.00= JPY 132.90 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2002). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, conversion into yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounding up when necessary. As a result, there are cases in which Japanese yen figures for the same information differ from each other.

5. ISSUE PRICE:

The Net Asset Value per Share next calculated on a Fund Business Day after the application for purchase is received by the Fund.

Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

6. SALES CHARGE:

The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount in excess of the net asset value and the Sales Price shall be retained by Putnam Retail Management L.P., principal underwriter of the Fund.

7. MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

The minimum amount for purchase of Shares is 100 shares, and shares may be purchased in integral multiples of 100 shares.

8. PERIOD OF SUBSCRIPTION:

From April 3, 2002 (Wednesday) to April 2, 2003 (Wednesday) Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

9. DEPOSIT FOR SUBSCRIPTION:

None.

10. PLACE OF SUBSCRIPTION:

Kokusai Securities Co., Ltd. (hereinafter referred to as "Kokusai" or the "Distributor")
Tokyo Sumitomo Twin Building, East,
27-1, Shinkawa 2-chome Chuo-ku, Tokyo 104-0033, Japan

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

11. DATE AND PLACE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to the Distributor or the sales handling companies within 4 business days in Japan from the day when Distributor or the sales handling companies confirms the execution of the order (the "Trade Day"). The total issue price for each Application Day will be transferred by the Distributor to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 3 Fund Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

12. OUTLINE OF UNDERWRITING, ETC.:

(A) Kokusai undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Retail Management L.P. in connection with the sale of the Shares in Japan.

(B) Kokusai will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (hereinafter referred to as the "Sales Handling Company") to the Fund.

Note: "The Sales Handling Company" mean a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc, concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

(C) The Fund has appointed Kokusai as the Agent Company in Japan.

Note: "The Agent Company" shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

13. MISCELLANEOUS:

(A) Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements ("Account Agreement") and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Kokusai on the Payment Date.

(B)  Performance Information

The following information provides some indication of the Fund's risks. The chart shows year-to-year changes in the performance of one of the Fund's classes of shares, class M shares. The table following the chart compares a Fund's performance to that of a broad measure of market performance. Of course, the Fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS M SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS M SHARES

1992               6.42%
1993               5.35%
1994              -2.77%
1995              16.06%
1996               3.62%
1997               8.24%
1998               6.60%
1999              -0.15%
2000              10.13%
2001               6.61%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 4.96% (quarter ending 6/30/95) and the lowest return for a quarter was -2.84% (quarter ending 3/31/94).

Performance of Class M shares shown in the bar chart and in the table that follows for periods prior to their inception on 2/6/95, is derived from the historical performance of the Fund's Class A shares (not offered in Japan), adjusted to reflect the higher operations expenses of Class M shares and, in the table only, the appropriate sales charge.

Average Annual Total Returns (for periods ending 12/31/01)
-------------------------------------------------------------------------------
                       Past 1 year         Past 5 years         Past 10 years
-------------------------------------------------------------------------------
Class M                   3.14%               5.53%                 5.54%
Lehman Brothers
Mortgage-Backed
Securities Index          8.22%               7.49%                 7.10%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges. The Fund's performance is compared to the Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index of 15-and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Associations. Comparison of the Fund's performance to the Lehman Brothers GNMA Index was discontinued in favor of the Lehman Brothers Mortgage-Backed Securities Index we believe to more representative of the Fund's investment strategies.

(C)  Fees and Expenses

This table summarizes the fees and expenses you may pay if you invest in the Fund. Expenses are based on the Fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                             Class M Shares
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                  3.25%
(as a percentage of the offering price)
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage              NONE
of the original purchase price or redemption
proceeds, whichever is lower)
-------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
-------------------------------------------------------------------------------

                                                              Total Fund
               Management    Distribution       Other          Operating
                  Fees       (12b-1) Fees      Expenses         Expenses
-------------------------------------------------------------------------------
Class M          0.44%          0.50%           0.17%            1.11%
-------------------------------------------------------------------------------

(D) Example

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the Fund for the time periods shown and then, redeems all your shares at the end of those periods. It also assumes a 5% return on an your investment each year and that the Fund's operating expenses remain the same. The example is hypothetical; an investor's actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                 1 year          3 years        5 years         10 years
-------------------------------------------------------------------------------
Class M           $435            $668           $919            $1,638
-------------------------------------------------------------------------------

(E) Offerings other than in Japan: Shares are simultaneously offered in the United States of America.

PART II.  INFORMATION CONCERNING ISSUER

I. DESCRIPTION OF THE FUND

The description in this item is same as the description in I. DESCRIPTION OF THE FUND of the Annual Securities Report (The Seventh Fiscal Year) attached hereafter.

II. OUTLINE OF THE FUND AND THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in II. OUTLINE OF THE FUND AND THE INVESTMENT MANAGEMENT COMPANY of the Annual Securities Report (The Seventh Fiscal Year) attached hereafter.

III. OUTLINE OF THE OTHER RELATED COMPANIES

The description in this item is same as the description in III. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report (The Seventh Fiscal Year) attached hereafter.

IV. FINANCIAL CONDITIONS OF THE FUND

The description in this item is same as the description in IV. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report (The Seventh Fiscal
Year) attached hereafter.

V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES

The description in this item is same as the description in V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES of the Annual Securities Report (The Seventh Fiscal Year) attached hereafter.

VI. MISCELLANEOUS

(1) The following documents concerning the Fund were filed with the Director-General of Kanto Local Finance Bureau.

March 16, 2001:      Securities Registration Statement
                     Annual Securities Report (The Sixth Fiscal Year)
                     Amendment to Securities Registration Statement

June 29, 2001:       Semi-annual Report (The Seventh Term)
                     Amendment to Securities Registration Statement

November 1, 2001:    Amendments to Semi-annual Report
                     Amendment to Securities Registration Statement

(2) The ornamental design is used in cover page of the Japanese Prospectus.

(3) Summarized Preliminary Prospectus will be used.

Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below to the extent permitted by applicable law, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of
Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.

(a) The content of the Summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or in newspapers, magazines, other books and Internet.

(b) The layout, quality of paper, printing color, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos, illustrations and graphs set forth in the attached may be used.

(c) For information of the achievement, the figures or graphs may show the record of changes in the net asset value per share. Such achievement may be also stated in the amounts translated into Japanese Yen.

Also, the average of the annual yield (including the dividends) calculated from the beginning of the relevant year, in respect of immediately preceding one year and from the establishment of the Fund may be shown.

PART III.  SPECIAL INFORMATION

I. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I. Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II. United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

1. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

2. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

3. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

4. The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code (the "Code"). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

5. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

1. Updating its prospectus if it becomes materially inaccurate or misleading;

2. Annual update of its registration statement (including the prospectus);

3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

5. Maintenance of a code of ethics; and

6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV. Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

The Fund values its investments for which market quotation are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at then fair value.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder's order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V. Shareholder Information, Rights and Procedures for the Exercise of Such
Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI. Tax Matters

U.S. Taxation of the Fund

The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules. The new regulations generally are effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these regulations.

These new regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States "beneficial owners" eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding. For example, the new regulations require non-U.S. investors to provide new forms.

The new withholding regulations clarify withholding agents' reliance standards. They also require additional certifications for claiming treaty benefits. For example, a non-U.S. investor may be required to provide a TIN, and has to certify that he/she "derives" the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations. The new withholding regulations also specify procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments. The new withholding regulations also amend the foreign broker office definition as it applies to partnerships.

The new withholding regulations are complex and this summary does not completely describe them. Non-U.S. investors should consult with their tax advisors to determine how the new withholding regulations affect their particular circumstances.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for at least 31 days during the calendar year (and certain other applicable conditions), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan".

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If the Fund failed to qualify as a regulated investment company accorded favorable tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded favorable tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Non-tax-exempt shareholders of a Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares. Distributions from a Fund derived from interest, dividends, and certain other income, including in general short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (that is, the excess of net long-term capital gains and net short-term capital losses) on securities held for more than 12 months will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

Distributions from capital gains are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S.
currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets held by corporation (generally determined by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local or foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.

VII. Important Participants in Offering of Mutual Fund Shares

A. Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

B. Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

C. Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

D. Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

E. Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

II. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in II. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY of the Annual Securities Report (The Seventh Fiscal Year) attached hereafter.

III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

(1) Front

a. Name of the Fund
b. Number of shares represented
c. Signatures of the Chairman and Transfer Agent
d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

(2) Back

a. Space for endorsement
b. Description concerning delegation of transfer agency



(Translation)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST
(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director-General of Kanto Local Finance Bureau

                                           Filing Date: March 18, 2002

Name of the Registrant Fund:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative  Charles E. Porter
of Trustees:                               Executive Vice President

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U. S. A.

Name and Title of Attorney-in-fact:        Akihiro Wani
                                           Attorney-at-Law
                                           Signature [Akihiro Wani]
                                           -------------------------
                                                   (Seal)

Address or Location of Attorney-in-fact:   Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                   Akihiro Wani
                                           Attorney-at-Law

Place of Liaison Contact:                  Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Phone Number:                              03-2224-0020



Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 100.5 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of Shares to be offered in respect of 100.5 million Class M Shares. (The maximum amount expected to be sold is 1,292.43 million U.S. dollars (JPY 172 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY132.90, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2002 (U.S.$12.86) by 100.5 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 4 including front pages.)


I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION
   STATEMENT:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 16, 2001 due to the fact that the aforementioned Annual Securities Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to those in the Original SRS)

Part II. INFORMATION CONCERNING ISSUER (page 4 of the Original SRS)

The following items in the Original SRS are amended to have the same contents as those provided in the following items in the aforementioned Annual Securities Report:

Before amendment              After amendment
[Original SRS]                [Aforementioned Annual Securities Report]

I.   DESCRIPTION OF THE FUND    I.   DESCRIPTION OF THE FUND (the
                                     aforementioned Annual Securities
                                     Report - The Seventh Fiscal Year)

II.  OUTLINE OF THE FUND AND    II.  OUTLINE OF THE FUND AND
     THE INVESTMENT MANAGEMENT       THE INVESTMENT MANAGEMENT
     COMPANY                         COMPANY (Ditto)

III. OUTLINE OF THE OTHER       III. OUTLINE OF THE OTHER
     RELATED COMPANIES               RELATED COMPANIES (Ditto)

IV.  FINANCIAL CONDITIONS OF    IV.  FINANCIAL CONDITIONS OF
     THE FUND                        THE FUND (Ditto)

V.   SUMMARY OF INFORMATION     VI.  SUMMARY OF INFORMATION
     CONCERNING FOREIGN              CONCERNING FOREIGN
     INVESTMENT FUND SECURITIES      INVESTMENT FUND SECURITIES
                                     (Ditto)

VI. MISCELLANEOUS               VII. REFERENCE INFORMATION (Ditto)

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$1 = JPY132.90, the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2002, for convenience.

Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

Note 3: In this Report, "fiscal year" refers to a year from October 1 to September 30 of the following year. However, the first fiscal year refers to a period from February 6, 1995 (Incorporation of the Fund) to September 30, 1995.

Part III. SPECIAL INFORMATION (Ditto)

II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the Original SRS is amended to have the same contents as those provided in
V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the aforementioned Annual Securities Report: